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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07687
First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       August 31
Date of reporting period:       August 31, 2008
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

First American Funds.

August 31, 2008

2008 Annual Report

Asset Allocation Funds

Mutual fund investing involves risk; principal loss is possible.

First American asset allocation funds invest in various underlying First American funds. Generally, your cost to invest in asset allocation funds will be higher than the cost to invest in shares of the underlying funds. Asset allocation funds are exposed to the risks of the underlying funds in proportion to each fund’s allocation. Investment risks include, but are not limited to, volatility and additional risks related to small- and mid-cap stocks and real estate securities; political, economic, and currency risk related to foreign securities; and interest-rate risk related to investing in debt securities.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to Shareholders  October 13, 2008

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2008.

This report includes comparative performance graphs and tables, portfolio commentaries, complete listings of portfolio holdings, and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, firstamericanfunds.com, we provide quarterly performance information on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

Virginia L. Stringer Chairperson of the Board First American Strategy Funds, Inc.	Thomas S. Schreier, Jr. President First American Strategy Funds, Inc.

First American Funds 2008 Annual Report   1

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and presents the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments in securities, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentages of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

2   First American Funds 2008 Annual Report

Strategy Aggressive Growth Allocation Fund

Investment Objective: seeks a high level of capital growth.

How did the fund perform for the fiscal year ended August 31, 2008?
The First American Strategy Aggressive Growth Allocation Fund, Class Y shares, returned -5.17% for the fiscal year ended August 31, 2008 (Class A shares returned -5.41% without taking the sales charge into account). By comparison, the fund’s benchmark, the Dow Jones Moderately Aggressive U.S. Portfolio Index*, returned -6.42%, for the same period.

What were the general economic and market conditions?
Economic growth turned sharply lower following residual strength in the third quarter of 2007. Gross Domestic Product (“GDP”) contracted slightly in the final quarter of 2007 and produced moderate growth in the first half of 2008. The moderate growth reported during the first half of 2008 reflected persistent strength in foreign economic activity, which aided exports, and fiscal stimulus, which provided a substantial boost to disposable income, supporting real personal consumption expenditures. Despite moderate gains in GDP during the first half of 2008, payroll employment has steadily declined and the unemployment rate has risen sharply during this period. The weakness in labor markets and broader economic activity, along with ongoing disruptions within the credit and financial markets, prompted the Federal Reserve (Fed) to continue easing monetary policy into early 2008, bringing the funds rate down to 2% despite inflationary pressures (primarily concentrated in energy and other commodity markets) that have since abated. Earnings estimates for the S&P 500 have been reduced dramatically over this period as a result of financial sector losses and weakening in broader economic activity.

What was the overall investment strategy?
The fund’s investment in other First American funds is based on a carefully thought out asset allocation model developed by the portfolio management team. The investments reflect the fund’s objective to seek a high level of capital growth. To achieve this goal, the fund invests heavily in equity funds, with only a 5% target of fixed-income funds and 5% in commodities exposure. Within the equity portion, which comprises domestic and foreign funds, there is a mix of large-, mid-, and small-capitalization funds, as well as growth and value funds. The fixed-income portion is allocated mainly to core and high-yield funds.

What were the portfolio allocations over the fiscal year?
While remaining true to the aggressive mandate of this fund, we took steps to limit the risk of Strategy Aggressive Growth Fund as appropriate for this year’s volatile market environment. Primarily this meant devoting more of the fund’s assets to fixed-income holdings. Toward the end of the fiscal year, following declines in the equity markets, we reduced fixed-income holdings to nearly normal levels. The fixed-income portfolio, dominated by First American Total Return Fund, accounted for nearly 16% of the fund’s assets on average over the course of the year.

Within the equity portfolio, allocations to domestic equities accounted for about three-fourths of all equity exposure on average during the fiscal year, but moved up from about 69% of the overall equity portfolio to about 82% of equities by fiscal year end. There was a corresponding reduction in allocations to foreign equities, as well as an investment late in the fiscal year in the First American Global Infrastructure Fund, intended to be a somewhat defensive addition to the portfolio.

Our allocation to the First American Prime Obligations Fund remained at a normal 1% throughout the fiscal year.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

First American Funds 2008 Annual Report   3

Strategy Aggressive Growth Allocation Fund

Our allocation to the exchange-traded fund iShares GSCI Commodities Indexed Trust rose from about 4% at the beginning of the fiscal year to approximately 5% by year end, averaging about 4% over the year. In spite of a decline in the value of this asset toward year end, it was a very productive holding for the fund.

 Allocation by Underlying Fund as of August 31, 20081  (% of net assets)

First American Large Cap Select Fund, Class Y	17.5%
First American Large Cap Growth Opportunities Fund, Class Y	13.0
First American International Select Fund, Class Y	12.8
First American Quantitative Large Cap Core Fund, Class Y	11.5
First American Real Estate Securities Fund, Class Y	8.3
First American Large Cap Value Fund, Class Y	7.4
iShares GSCI Commodity Index Trust	4.7
First American Total Return Bond Fund, Class Y	4.2
First American Mid Cap Growth Opportunities Fund, Class Y	3.3
First American Inflation Protected Securities Fund, Class Y	2.4
First American Mid Cap Value Fund, Class Y	2.3
First American Quantitative Large Cap Growth Fund, Class Y	2.3
First American Global Infrastructure Fund, Class Y	1.8
First American Equity Income Fund, Class Y	1.8
First American Quantitative Large Cap Value Fund, Class Y	1.8
First American Prime Obligations Fund, Class Z	1.4
First American Small Cap Select Fund, Class Y	1.2
First American International Fund, Class Y	1.1
First American Small Cap Growth Opportunities Fund, Class Y	0.9
First American Small Cap Value Fund, Class Y	0.1

 Portfolio Allocation as of August 31, 20081  (% of net assets)

Equity Funds	87.1%
Fixed Income Funds	6.6
Exchange-Traded Fund	4.7
Short-Term Investment	1.4
Other Assets and Liabilities, Net[2]	0.2

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

4   First American Funds 2008 Annual Report

Strategy Aggressive Growth Allocation Fund

 Annual Performance1,2

	August 31, 2008				September 30, 2008*
				Since Inception				Since Inception
	1 year	5 years	10 years	9/24/2001[4]	1 year	5 years	10 years	9/24/2001[4]
Average annual return with sales charge (POP)
Class A	(10.64)%	8.39%	—	6.98%	(22.47)%	6.36%	—	5.39%

Class B	(10.63)%	8.53%	—	7.04%	(22.58)%	6.43%	—	5.43%

Class C	(6.96)%	8.84%	—	7.06%	(19.38)%	6.76%	—	5.44%

Average annual return without sales charge (NAV)
Class A	(5.41)%	9.63%	—	7.85%	(17.95)%	7.56%	—	6.24%

Class B	(6.06)%	8.82%	—	7.04%	(18.62)%	6.74%	—	5.43%

Class C	(6.04)%	8.84%	—	7.06%	(18.59)%	6.76%	—	5.44%

Class R	(5.60)%	9.44%	6.34%	—	(18.13)%	7.36%	4.92%	—

Class Y	(5.17)%	9.91%		8.10%	(17.79)%	7.82%	—	6.47%

Dow Jones Moderately Aggressive U.S. Portfolio Index[3]	(6.42)%	8.03%	7.69%	7.58%	(16.52)%	6.27%	6.05%	6.13%

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

[1]	Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the contingent deferred sales charge (“CDSC”) for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

As of the most recent prospectus, the fund’s total annual operating expense ratio (including acquired fund fees and expenses, which the fund indirectly bears) for Class A, Class B, Class C, Class R, and Class Y shares was 1.57%, 2.32%, 2.32%, 1.82% and 1.32%, respectively. The advisor has contractually agreed to waive fees and reimburse other fund expenses through at least December 31, 2009 so that total annual fund operating expenses (after all waivers and excluding acquired fund fees and expenses) for Class A, Class B, Class C, Class R and Class Y shares do not exceed 0.40%, 1.15%, 1.15%, 0.65% and 0.15%, respectively. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2009, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

*	This table presents average annual total returns through the latest calendar quarter – rather than through the end of the fiscal period.

 Value of $10,000 Investment1,2,5  as of August 31, 2008

Class A

Strategy Aggressive Growth Allocation Fund, Class A (NAV)	$16,887

Strategy Aggressive Growth Allocation Fund, Class A (POP)	$15,966

Dow Jones Moderately Aggressive U.S. Portfolio Index[3]	$16,580

This chart illustrates the total value of an assumed $10,000 investment in the fund’s Class A shares (from 9/24/2001 to 8/31/2008) as compared to the fund’s benchmark index.

Class A

[2]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

[3]	A weighted average of stock, bond, and cash indexes. The index is reconstructed monthly and represents 80% of the risk of the U.S. equities market.

[4]	The performance since inception of the index is calculated from the month end following the inception of the class.

[5]	Performance for Class B, Class C, Class R, and Class Y shares is not presented. Performance for these classes will vary due to the different expense structures.

First American Funds 2008 Annual Report   5

Strategy Growth Allocation Fund

Investment Objective: seeks capital growth with a moderate level of current income.

How did the fund perform for the fiscal year ended August 31, 2008?
The First American Strategy Growth Allocation Fund, Class Y shares, returned -4.03% for the fiscal year ended August 31, 2008 (Class A shares returned -4.36% without taking the sales charge into account). By comparison, the fund’s benchmark, the Dow Jones Moderate U.S. Portfolio Index*, returned -3.54% for the same period.

What were the general economic and market conditions?
Economic growth turned sharply lower following residual strength in the third quarter of 2007. Gross Domestic Product (“GDP”) contracted slightly in the final quarter of 2007 and produced moderate growth in the first half of 2008. The moderate growth reported during the first half of 2008 reflected persistent strength in foreign economic activity, which aided exports, and fiscal stimulus, which provided a substantial boost to disposable income, supporting real personal consumption expenditures. Despite moderate gains in GDP during the first half of 2008, payroll employment has steadily declined and the unemployment rate has risen sharply during this period. The weakness in labor markets and broader economic activity, along with ongoing disruptions within the credit and financial markets, prompted the Federal Reserve (Fed) to continue easing monetary policy into early 2008, bringing the funds rate down to 2% despite inflationary pressures (primarily concentrated in energy and other commodity markets) that have since abated. Earnings estimates for the S&P 500 have been reduced dramatically over this period as a result of financial sector losses and weakening in broader economic activity.

What was the overall investment strategy?
The fund’s investment in other First American funds is based on a carefully thought out asset allocation model developed by the portfolio management team. The investments reflect the fund’s objective to provide capital growth with a moderate level of current income. To achieve this goal, the fund is broadly diversified over both equity styles and fixed-income styles, generally aiming for an approximately 74%/24% equity/fixed-income mix, with 4% exposure in commodities. Within the equity portion, the fund’s positions are allocated across large-, mid-, and small-capitalization funds, as well as growth and value funds. In addition, the fund invests in both domestic and foreign equity funds. The fixed-income portion has allocations to both core and high-yield funds.

What were the portfolio allocations over the fiscal year?
Although it ended the fiscal year with a normal allocation to fixed income of approximately 25%, the fund was overweighted in fixed-income for most of the fiscal year. The result was an average allocation to fixed income funds during the year of approximately 30%. The dominant holding in this asset class, First American Total Return Bond Fund, accounted for approximately 27% of fund assets on average throughout the year.

The remainder of the fund was allocated to equities and commodities. We shifted the emphasis within the equity portfolio toward domestic equities by increasing allocations to domestic stock funds and reducing allocations to foreign stock funds. Domestic equities were approximately 50% of fund assets on average during the year, with the largest holdings being the First American Large Cap Select Fund and First American Large Cap Growth Fund. We diversified our international exposure late in the year by adding a small position in the First American Global Infrastructure Fund. This holding is expected to have somewhat defensive characteristics. The entire equity portfolio accounted for approximately two-thirds of the fund’s total assets on average during the year, although it fluctuated from about 61% to about 73% of fund assets.

Our allocation to First American Prime Obligations Fund remained at a normal 1% throughout the year.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

6   First American Funds 2008 Annual Report

The commodities allocation was about 3% on average.  This weight fluctuated during the year in response to very uncertain outlook for this asset class. The position on August 31, 2008, was approximately 4%, invested in an exchange-traded fund, the iShares GSCI Commodities Indexed Trust.

 Allocation by Underlying Fund as of August 31, 20081 (% of net assets)

First American Total Return Bond Fund, Class Y	21.8%
First American Large Cap Select Fund, Class Y	15.1
First American Large Cap Growth Opportunities Fund, Class Y	11.3
First American International Select Fund, Class Y	10.8
First American Quantitative Large Cap Core Fund, Class Y	10.1
First American Large Cap Value Fund, Class Y	5.9
First American Real Estate Securities Fund, Class Y	5.3
iShares S&P GSCI Commodity-Indexed Trust	3.8
First American Inflation Protected Securities Fund, Class Y	2.4
First American Mid Cap Growth Opportunities Fund, Class Y	2.3
First American Equity Income Fund, Class Y	2.0
First American Global Infrastructure Fund, Class Y	1.8
First American Mid Cap Value Fund, Class Y	1.5
First American Prime Obligations Fund, Class Z	1.5
First American Quantitative Large Cap Growth Fund, Class Y	1.4
First American Small Cap Select Fund, Class Y	1.3
First American Quantitative Large Cap Value Fund, Class Y	0.9
First American International Fund, Class Y	0.8
First American Small Cap Value Fund, Class Y	0.1

 Portfolio Allocation as of August 31, 20081 (% of net assets)

Equity Funds	70.6%
Fixed Income Funds	24.2
Exchange Traded Fund	3.8
Short-Term Investment	1.5
Other Assets and Liabilities, Net[2]	(0.1)

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

First American Funds 2008 Annual Report   7

Strategy Growth Allocation Fund

 Annual Performance1,2

	August 31, 2008				September 30, 2008*
				Since Inception				Since Inception
	1 year	5 years	10 years	9/24/2001	1 year	5 years	10 years	9/24/2001

Average annual return with sales charge (POP)
Class A	(9.62)%	7.31%	—	6.18%	(20.78)%	5.32%	—	4.68%

Class B	(9.59)%	7.41%	—	6.26%	(20.75)%	5.41%	—	4.76%

Class C	(5.99)%	7.72%	—	6.26%	(17.57)%	5.73%	—	4.76%

Average annual return without sales charge (NAV)
Class A	(4.36)%	8.53%	—	7.05%	(16.15)%	6.52%	—	5.53%

Class B	(5.05)%	7.71%	—	6.26%	(16.76)%	5.74%	—	4.76%

Class C	(5.08)%	7.72%	—	6.26%	(16.77)%	5.73%	—	4.76%

Class R	(4.58)%	8.31%	5.91%	—	(16.34)%	6.34%	4.54	—

Class Y	(4.03)%	8.81%	—	7.31%	(15.96)%	6.80%	—	5.78%

Dow Jones Moderate U.S. Portfolio Index[3]	(3.54)%	7.20%	7.28%	7.29%	(12.09)%	5.65%	5.94%	6.10%

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

[1]	Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the contingent deferred sales charge (“CDSC”) for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

As of the most recent prospectus, the fund’s total annual operating expense ratio (including acquired fund fees and expenses, which the fund indirectly bears) for Class A, Class B, Class C, Class R, and Class Y shares was 1.48%, 2.23%, 2.23%, 1.73% and 1.23%, respectively. The advisor has contractually agreed to waive fees and reimburse other fund expenses through at least December 31, 2009 so that total annual fund operating expenses (after all waivers and excluding acquired fund fees and expenses) for Class A, Class B, Class C, Class R and Class Y shares do not exceed 0.40%, 1.15%, 1.15%, 0.65% and 0.15%, respectively. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2009, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

*	This table presents average annual total returns through the latest calendar quarter – rather than through the end of the fiscal period.

 Value of $10,000 Investment1,2,4  as of August 31, 2008

Class A

Strategy Growth Allocation Fund, Class A (NAV)	$16,041

Strategy Growth Allocation Fund, Class A (POP)	$15,159

Dow Jones Moderate U.S. Portfolio Index[3]	$16,287

This chart illustrates the total value of an assumed $10,000 investment in the fund’s Class A shares (from 9/24/2001 to 8/31/2008) as compared to the fund’s benchmark index.

Class A

[2]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

[3]	A weighted average of other stock, bond, and cash indexes. The index is reconstructed monthly and represents 60% of the risk of the U.S. equities market.

[4]	Performance for Class B, Class C, Class R, and Class Y shares is not presented. Performance for these classes will vary due to the different expense structures.

8   First American Funds 2008 Annual Report

Strategy Growth & Income Allocation Fund

Investment Objective: seeks both capital growth and current income.

How did the fund perform for the fiscal year ended August 31, 2008?
The First American Strategy Growth & Income Allocation Fund, Class Y shares, returned -3.26% for the fiscal year ended August 31, 2008 (Class A shares returned -3.58% without taking the sales charge into account). By comparison, the fund’s benchmark, the Dow Jones Moderate U.S. Portfolio Index*, returned -3.54% for the same period.

What were the general economic and market conditions?
Economic growth turned sharply lower following residual strength in the third quarter of 2007. Gross Domestic Product (“GDP”) contracted slightly in the final quarter of 2007 and produced moderate growth in the first half of 2008. The moderate growth reported during the first half of 2008 reflected persistent strength in foreign economic activity, which aided exports, and fiscal stimulus, which provided a substantial boost to disposable income, supporting real personal consumption expenditures. Despite moderate gains in GDP during the first half of 2008, payroll employment has steadily declined and the unemployment rate has risen sharply during this period. The weakness in labor markets and broader economic activity, along with ongoing disruptions within the credit and financial markets, prompted the Federal Reserve (Fed) to continue easing monetary policy into early 2008, bringing the funds rate down to 2% despite inflationary pressures (primarily concentrated in energy and other commodity markets) that have since abated. Earnings estimates for the S&P 500 have been reduced dramatically over this period as a result of financial sector losses and weakening in broader economic activity.

What was the overall investment strategy?
The fund’s investment in other First American funds is based on a carefully thought out asset allocation model developed by the portfolio management team. The investments reflect the fund’s objective to provide capital growth and current income. To achieve this goal, the fund aims for a stock-bond mix of approximately 60%/37%, within the range of what is recognized in the industry as the most closely “balanced” portfolio between stock and bond returns with consideration to risk and reward. The fund also has a commodities exposure of up to 3%. Within the stock and bond portions, the fund is broadly diversified among domestic and foreign, large-, mid-, and small-cap, and growth and value equity funds, as well as core and high-yield bond funds.

What were the portfolio allocations over the fiscal year?
In general, we overweighted allocations to fixed income during the year. Allocations to fixed-income funds were about 44% of the fund’s assets on average, although they fluctuated significantly as we adjusted them in response to increased economic uncertainty and market volatility. First American Total Return Fund was by far our largest fixed-income holding and ended the year where it began at approximately 35% of fund assets.

Correspondingly, the equity portfolio was somewhat undersized at about 54% of assets on average. We reduced allocations to foreign equities over the course of the year from approximately 18% of fund assets to approximately 13%. We diversified our international exposure late in the year by adding a small position in the First American Global Infrastructure Fund. This holding is expected to have somewhat defensive characteristics.

Our allocation to First American Prime Obligations Fund remained at a normal 1% throughout the year.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

First American Funds 2008 Annual Report   9

Strategy Growth & Income Allocation Fund

We also continued to invest in commodities via the iShares GSCI Commodities-Indexed Trust, an exchange-traded fund. This position ranged from 1% to 3% of fund assets throughout the year.

 Allocation by Underlying Fund as of August 31, 20081 (% of net assets)

First American Total Return Bond Fund, Class Y	34.8%
First American Large Cap Select Fund, Class Y	12.6
First American Quantitative Large Cap Core Fund, Class Y	8.6
First American Large Cap Growth Opportunities Fund, Class Y	8.6
First American International Select Fund, Class Y	8.4
First American Real Estate Securities Fund, Class Y	4.2
First American Large Cap Value Fund, Class Y	3.4
First American Inflation Protected Securities Fund, Class Y	3.4
iShares S&P GSCI Commodity-Indexed Trust	2.6
First American Equity Income Fund, Class Y	2.5
First American Global Infrastructure Fund, Class Y	1.8
First American International Fund, Class Y	1.7
First American Mid Cap Growth Opportunities Fund, Class Y	1.4
First American Mid Cap Value Fund, Class Y	1.4
First American Quantitative Large Cap Growth Fund, Class Y	1.3
First American Prime Obligations Fund, Class Z	1.1
First American Small Cap Select Fund, Class Y	1.0
First American Quantitative Large Cap Value Fund, Class Y	1.0
First American Small Cap Value Fund, Class Y	0.1

 Portfolio Allocation as of August 31, 20081 (% of net assets)

Equity Funds	58.0%
Fixed Income Funds	38.2
Exchange-Traded Fund	2.6
Short-Term Investment	1.1
Other Assets and Liabilities, Net[2]	0.1

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

10   First American Funds 2008 Annual Report

Strategy Growth & Income Allocation Fund

 Annual Performance1,2

	August 31, 2008				September 30, 2008*
				Since Inception				Since Inception
	1 year	5 years	10 years	9/24/2001	1 year	5 years	10 years	9/24/2001
Average annual return with sales charge (POP)
Class A	(8.90)%	6.31%	—	5.49%	(19.27)%	4.36%	—	4.09%

Class B	(8.69)%	6.40%	—	5.57%	(19.12)%	4.40%	—	4.15%

Class C	(5.10)%	6.73%	—	5.58%	(16.05)%	4.74%	—	4.15%

Average annual return without sales charge (NAV)
Class A	(3.58)%	7.53%	—	6.35%	(14.55)%	5.55%	—	4.93%

Class B	(4.33)%	6.71%	—	5.57%	(15.25)%	4.74%	—	4.15%

Class C	(4.22)%	6.73%	—	5.58%	(15.27)%	4.74%	—	4.15%

Class R	(3.81)%	7.32%	5.45%	—	(14.76)%	5.32%	4.16%	—

Class Y	(3.26)%	7.81%	—	6.62%	(14.37)%	5.81%	—	5.18%

Dow Jones Moderate U.S. Portfolio Index[3]	(3.54)%	7.20%	7.28%	7.29%	(12.09)%	5.65%	5.94%	6.10%

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

[1]	Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the contingent deferred sales charge (“CDSC”) for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

As of the most recent prospectus, the fund’s total annual operating expense ratio (including acquired fund fees and expenses, which the fund indirectly bears) for Class A, Class B, Class C, Class R, and Class Y shares was 1.34%, 2.09%, 2.09%, 1.59% and 1.09%, respectively. The advisor has contractually agreed to waive fees and reimburse other fund expenses through at least December 31, 2009 so that total annual fund operating expenses (after all waivers and excluding acquired fund fees and expenses) for Class A, Class B, Class C, Class R and Class Y shares do not exceed 0.40%, 1.15%, 1.15%, 0.65% and 0.15%, respectively. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2009, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors

*	This table presents average annual total returns through the latest calendar quarter — rather than through the end of the fiscal period

 Value of $10,000 Investment1,2,4  as of August 31, 2008

Class A

Strategy Growth & Income Allocation Fund, Class A (NAV)	$15,324

Strategy Growth & Income Allocation Fund, Class A (POP)	$14,486

Dow Jones Moderate U.S. Portfolio Index[3]	$16,287

This chart illustrates the total value of an assumed $10,000 investment in the fund’s Class A shares (from 9/24/2001 to 8/31/2008) as compared to the fund’s benchmark index.

Class A

[2]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Investment in an index is not available.

[3]	A weighted average of other stock, bond, and cash indexes. The index is reconstructed monthly and represents 60% of the risk of the U.S. equities market.

[4]	Performance for Class B, Class C, Class R, and Class Y shares is not presented. Performance for these classes will vary due to the different expense structures.

First American Funds 2008 Annual Report   11

Strategy Income Allocation Fund

Investment Objective: seeks a high level of current income consistent with limited risk of capital.

How did the fund perform for the fiscal year ended August 31, 2008?
The First American Strategy Income Allocation Fund, Class Y shares, returned -1.02% for the fiscal year ended August 31, 2008 (Class A shares returned -1.27% without taking the sales charge into account). By comparison, the fund’s benchmark, the Dow Jones Conservative U.S. Portfolio Index*, returned 2.51% for the same period.

What were the general economic and market conditions?
Economic growth turned sharply lower following residual strength in the third quarter of 2007. Gross Domestic Product (“GDP”) contracted slightly in the final quarter of 2007 and produced moderate growth in the first half of 2008. The moderate growth reported during the first half of 2008 reflected persistent strength in foreign economic activity, which aided exports, and fiscal stimulus, which provided a substantial boost to disposable income, supporting real personal consumption expenditures. Despite moderate gains in GDP during the first half of 2008, payroll employment has steadily declined and the unemployment rate has risen sharply during this period. The weakness in labor markets and broader economic activity, along with ongoing disruptions within the credit and financial markets, prompted the Federal Reserve (Fed) to continue easing monetary policy into early 2008, bringing the funds rate down to 2% despite inflationary pressures (primarily concentrated in energy and other commodity markets) that have since abated. Earnings estimates for the S&P 500 have been reduced dramatically over this period as a result of financial sector losses and weakening in broader economic activity.

What was the overall investment strategy?
The fund’s investment in other First American funds is based on a carefully thought out asset allocation model developed by the portfolio management team. The investments reflect the fund’s objective to provide a high level of current income consistent with limited risk to capital. Pursuant to this objective, the fund has a target allocation of approximately 70% fixed-income funds and 30% equity funds. The underlying funds that were held were broadly diversified across a range of fixed-income styles, as well as domestic equity styles.

What were the portfolio allocations over the fiscal year?
For most of the fiscal year, when equity markets were declining, we shifted fixed-income holdings even higher than our normal allocation of approximately 70%. The fund’s two largest holdings, the First American Total Return Bond Fund and the First American Core Bond Fund, together accounted for two-thirds of the fund’s assets on average over the course of the fiscal year. We also maintained a position in the First American Inflation Protected Securities Fund throughout the year.

The fund’s equity portfolio was somewhat underweighted during the year, relative to normal practice. It was composed mainly of domestic equity funds with a smaller allocation to funds specializing in foreign equities, with increasing reliance on domestic equities as the fiscal year progressed. Domestic equity funds made up nearly 22% of the fund’s total assets on average this fiscal year, while foreign stock funds accounted for about 6.5% on average. Toward the end of the year we added the First American Global Infrastructure Fund to the equity portfolio in an attempt to diversify our international holdings in a defensive manner.

Our allocation to First American Prime Obligations Fund remained at a normal 1% throughout the year.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

12   First American Funds 2008 Annual Report

The fund held a very small position, approximately 1% of its assets, in commodities for part of the fiscal year. The investment vehicle was iShares GSCI Commodities-Indexed Trust, an exchange-traded fund.

 Allocation by Underlying Fund as of August 31, 20081   (% of net assets)

First American Total Return Bond Fund, Class Y	38.6%
First American Core Bond Fund, Class Y	24.6
First American Quantitative Large Cap Core Fund, Class Y	6.6
First American Large Cap Select Fund, Class Y	5.6
First American International Select Fund, Class Y	4.0
First American Inflation Protected Securities Fund, Class Y	4.0
First American Large Cap Growth Opportunities Fund, Class Y	3.5
First American Real Estate Securities Fund, Class Y	2.1
First American Equity Income Fund, Class Y	2.0
First American Quantitative Large Cap Growth Fund, Class Y	1.5
First American International Fund, Class Y	1.0
First American Quantitative Large Cap Value Fund, Class Y	1.0
First American Mid Cap Value Fund, Class Y	1.0
First American Large Cap Value Fund, Class Y	0.9
First American Global Infrastructure Fund, Class Y	0.9
iShares GSCI Commodity-Indexed Trust	0.9
First American Mid Cap Growth Opportunities Fund, Class Y	0.9
First American Prime Obligations Fund, Class Z	0.7
First American Small Cap Select Fund, Class Y	0.1

 Portfolio Allocation as of August 31, 20081   (% of net assets)

Fixed Income Funds	67.2%
Equity Funds	31.1
Exchange-Traded Fund	0.9
Short-Term Investment	0.7
Other Assets and Liabilities, Net[2]	0.1

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

First American Funds 2008 Annual Report   13

Strategy Income Allocation Fund

 Annual Performance1,2

	August 31, 2008				September 30, 2008*
				Since Inception				Since Inception
	1 year	5 years	10 years	9/24/2001[4]	1 year	5 years	10 years	9/24/2001[4]
Average annual return with sales charge (POP)							—
Class A	(6.68)%	4.28%	—	4.39%	(15.00)%	2.44%	—	3.25%

Class B	(6.56)%	4.35%	—	4.45%	(14.85)%	2.49%	—	3.30%

Class C	(2.90)%	4.66%	—	4.46%	(11.57)%	2.81%	—	3.30%

Average annual return without sales charge (NAV)							—
Class A	(1.27)%	5.47%	—	5.24%	(10.05)%	3.61%	—	4.08%

Class B	(2.01)%	4.68%	—	4.45%	(10.69)%	2.84%	—	3.30%

Class C	(1.99)%	4.66%	—	4.46%	(10.74)%	2.81%	—	3.30%

Class R	(1.50)%	5.22%	4.65%	—	(10.19)%	3.38%	3.55%	—

Class Y	(1.02)%	5.72%	—	5.50%	(9.82)%	3.87%	—	4.34%

Dow Jones Conservative U.S. Portfolio Index[3]	2.51%	5.22%	5.91%	5.49%	(1.45)%	4.23%	5.28%	4.97%

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

[1]	Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 5.50% for Class A shares and the contingent deferred sales charge (“CDSC”) for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

As of the most recent prospectus, the fund’s total annual operating expense ratio (including acquired fund fees and expenses, which the fund indirectly bears) for Class A, Class B, Class C, Class R, and Class Y shares was 1.50%, 2.25%, 2.25%, 1.75% and 1.25%, respectively. The advisor has contractually agreed to waive fees and reimburse other fund expenses through at least December 31, 2009 so that total annual fund operating expenses (after all waivers and excluding acquired fund fees and expenses) for Class A, Class B, Class C, Class R and Class Y shares do not exceed 0.40%, 1.15%, 1.15%, 0.65% and 0.15%, respectively. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2009, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

*	This table presents average annual total returns through the latest calendar quarter – rather than through the end of the fiscal period.

 Value of $10,000 Investment1,2,5  as of August 31, 2008

Class A

Strategy Income Allocation Fund, Class A (NAV)	$14,252

Strategy Income Allocation Fund, Class A (POP)	$13,473

Dow Jones Conservative U.S. Portfolio Index[3]	$14,480

This chart illustrates the total value of an assumed $10,000 investment in the fund’s Class A shares (from 9/24/2001 to 8/31/2008) as compared to the fund’s benchmark index.

Class A

[2]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

[3]	A weighted average of other stock, bond, and cash indexes. The index is reconstructed monthly and represents 20% of the risk of the U.S. equities market.

[4]	The performance since inception of the index is calculated from the month end following the inception of the class.

[5]	Performance for Class B, Class C, Class R, and Class Y shares is not presented. Performance for these classes will vary due to the different expense structures.

14   First American Funds 2008 Annual Report

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008, to August 31, 2008.

Actual Expenses
For each class of each fund, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value in the fund and class divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Strategy Aggressive Growth Allocation Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/08 to
	Value (3/01/08)	Value (8/31/08)	8/31/08)

Class A Actual[2]	$1,000.00	$974.10	$1.98

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03

Class B Actual[2]	$1,000.00	$970.80	$5.70

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

Class C Actual[2]	$1,000.00	$971.00	$5.70

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

Class R Actual[2]	$1,000.00	$973.00	$3.22

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30

Class Y Actual[2]	$1,000.00	$975.40	$0.74

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.38	$0.76

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended August 31, 2008 of -2.59%, -2.92%, -2.90%, -2.70%, and -2.46% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2008 Annual Report   15

Expense Examples

 Strategy Growth Allocation Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/08 to
	Value (3/01/08)	Value (8/31/08)	8/31/08)

Class A Actual[2]	$1,000.00	$974.10	$1.98

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03

Class B Actual[2]	$1,000.00	$970.10	$5.69

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

Class C Actual[2]	$1,000.00	$970.50	$5.70

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

Class R Actual[2]	$1,000.00	$973.10	$3.22

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30

Class Y Actual[2]	$1,000.00	$975.40	$0.74

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.38	$0.76

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended August 31, 2008 of -2.59%, -2.99%, -2.95%, -2.69%, and -2.46% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Strategy Growth & Income Allocation Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (3/01/08 to
	Value (3/01/08)	Value (8/31/08)	8/31/08)

Class A Actual[4]	$1,000.00	$972.20	$1.98

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03

Class B Actual[4]	$1,000.00	$968.30	$5.69

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

Class C Actual[4]	$1,000.00	$969.40	$5.69

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

Class R Actual[4]	$1,000.00	$970.90	$3.22

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30

Class Y Actual[4]	$1,000.00	$973.40	$0.74

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.38	$0.76

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[4]	Based on the actual returns for the six-month period ended August 31, 2008 of -2.78%, -3.17%, -3.06%, -2.91%, and -2.66% for Class A, Class B, Class C, Class R, and Class Y, respectively.

16   First American Funds 2008 Annual Report

Expense Examples

 Strategy Income Allocation Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/08 to
	Value (3/01/08)	Value (8/31/08)	8/31/08)

Class A Actual[2]	$1,000.00	$971.30	$1.98

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.13	$2.03

Class B Actual[2]	$1,000.00	$967.50	$5.69

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

Class C Actual[2]	$1,000.00	$967.80	$5.69

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.36	$5.84

Class R Actual[2]	$1,000.00	$970.00	$3.22

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,021.87	$3.30

Class Y Actual[2]	$1,000.00	$972.50	$0.74

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.38	$0.76

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.40%, 1.15%, 1.15%, 0.65%, and 0.15% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended August 31, 2008 of -2.87%, -3.25%, -3.22%, -3.00%, and -2.75% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2008 Annual Report   17

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
First American Strategy Funds, Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments of First American Strategy Funds, Inc. (comprised of the Strategy Aggressive Growth Allocation, Strategy Growth Allocation, Strategy Growth & Income Allocation, and Strategy Income Allocation Funds) (the “funds”) as of August 31, 2008, and the related statements of operations, changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of the funds listed above of the First American Strategy Funds, Inc. at August 31, 2008, the results of their operations, changes in their net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Minneapolis, Minnesota
October 23, 2008

18   First American Funds 2008 Annual Report

Schedule of Investments  August 31, 2008, all dollars are rounded to thousands (000)

Strategy Aggressive Growth Allocation Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 98.4%
Equity Funds Å – 87.1%
First American Equity Income Fund, Class Y	192,613	$2,467
First American Global Infrastructure Fund, Class Y ●	282,132	2,534
First American International Fund, Class Y	122,720	1,529
First American International Select Fund, Class Y	1,836,114	17,535
First American Large Cap Growth Opportunities Fund, Class Y	603,314	17,840
First American Large Cap Select Fund, Class Y	1,963,413	24,091
First American Large Cap Value Fund, Class Y	625,109	10,170
First American Mid Cap Growth Opportunities Fund, Class Y ●	121,825	4,529
First American Mid Cap Value Fund, Class Y	142,236	3,192
First American Quantitative Large Cap Core Fund, Class Y	715,870	15,814
First American Quantitative Large Cap Growth Fund, Class Y	132,380	3,128
First American Quantitative Large Cap Value Fund, Class Y	112,705	2,452
First American Real Estate Securities Fund, Class Y	617,793	11,330
First American Small Cap Growth Opportunities Fund, Class Y ●	66,518	1,237
First American Small Cap Select Fund, Class Y	142,431	1,711
First American Small Cap Value Fund, Class Y	9,769	105

Total Equity Funds		119,664

Fixed Income Funds Å – 6.6%
First American Inflation Protected Securities Fund, Class Y	325,269	3,266
First American Total Return Bond Fund, Class Y	612,335	5,866

Total Fixed Income Funds		9,132

Exchange-Traded Fund – 4.7%
iShares S&P GSCI Commodity-Indexed Trust ●	107,644	6,466

Total Investment Companies
(Cost $146,623)		135,262

Short-Term Investment Å – 1.4%
First American Prime Obligations Fund, Class Z
(Cost $1,903)	1,902,851	1,903

Total Investments – 99.8%
(Cost $148,526)		137,165

Other Assets and Liabilities, Net – 0.2%		226

Total Net Assets – 100.0%		$137,391

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

●	Fund paid no dividends during the twelve-month period ended August 31, 2008.

Strategy Growth Allocation Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 98.6%
Equity Funds Å – 70.6%
First American Equity Income Fund, Class Y	265,683	$3,403
First American Global Infrastructure Fund, Class Y ●	344,828	3,097
First American International Fund, Class Y	108,057	1,346
First American International Select Fund, Class Y	1,930,847	18,440
First American Large Cap Growth Opportunities Fund, Class Y	651,556	19,266
First American Large Cap Select Fund, Class Y	2,088,427	25,625
First American Large Cap Value Fund, Class Y	615,622	10,016
First American Mid Cap Growth Opportunities Fund, Class Y ●	107,088	3,982
First American Mid Cap Value Fund, Class Y	109,961	2,468
First American Quantitative Large Cap Core Fund, Class Y	773,449	17,085
First American Quantitative Large Cap Growth Fund, Class Y	96,915	2,290
First American Quantitative Large Cap Value Fund, Class Y	72,320	1,574
First American Real Estate Securities Fund, Class Y	490,943	9,004
First American Small Cap Select Fund, Class Y	188,572	2,265
First American Small Cap Value Fund, Class Y	11,850	127

Total Equity Funds		119,988

Fixed Income Funds Å – 24.2%
First American Inflation Protected Securities Fund, Class Y	403,724	4,053
First American Total Return Bond Fund, Class Y	3,876,911	37,141

Total Fixed Income Funds		41,194

Exchange-Traded Fund – 3.8%
iShares S&P GSCI Commodity-Indexed Trust ●	106,357	6,389

Total Investment Companies
(Cost $172,957)		167,571

Short-Term Investment Å – 1.5%
First American Prime Obligations Fund, Class Z
(Cost $2,586)	2,585,876	2,586

Total Investments – 100.1%
(Cost $175,543)		170,157

Other Assets and Liabilities, Net – (0.1)%		(141)

Total Net Assets – 100.0%		$170,016

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

●	Fund paid no dividends during the twelve-month period ended August 31, 2008.

First American Funds 2008 Annual Report   19

Schedule of Investments  August 31, 2008, all dollars are rounded to thousands (000)

Strategy Growth & Income Allocation Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 98.8%
Equity Funds Å – 58.0%
First American Equity Income Fund, Class Y	568,604	$7,284
First American Global Infrastructure Fund, Class Y ●	600,836	5,395
First American International Fund, Class Y	410,118	5,110
First American International Select Fund, Class Y	2,587,653	24,712
First American Large Cap Growth Opportunities Fund, Class Y	853,141	25,227
First American Large Cap Select Fund, Class Y	3,032,506	37,209
First American Large Cap Value Fund, Class Y	626,282	10,190
First American Mid Cap Growth Opportunities Fund, Class Y ●	113,579	4,223
First American Mid Cap Value Fund, Class Y	182,406	4,093
First American Quantitative Large Cap Core Fund, Class Y	1,146,135	25,318
First American Quantitative Large Cap Growth Fund, Class Y	161,948	3,827
First American Quantitative Large Cap Value Fund, Class Y	128,111	2,788
First American Real Estate Securities Fund, Class Y	670,642	12,300
First American Small Cap Select Fund, Class Y	235,560	2,829
First American Small Cap Value Fund, Class Y	18,541	199

Total Equity Funds		170,704

Fixed Income Funds Å – 38.2%
First American Inflation Protected Securities Fund, Class Y	992,191	9,962
First American Total Return Bond Fund, Class Y	10,686,318	102,375

Total Fixed Income Funds		112,337

Exchange-Traded Fund – 2.6%
iShares S&P GSCI Commodity-Indexed Trust ●	129,282	7,766

Total Investment Companies
(Cost $307,228)		290,807

Short-Term Investment Å – 1.1%
First American Prime Obligations Fund, Class Z
(Cost $3,165)	3,165,434	3,165

Total Investments – 99.9%
(Cost $310,393)		293,972

Other Assets and Liabilities, Net – 0.1%		204

Total Net Assets – 100.0%		$294,176

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

●	Fund paid no dividends during the twelve-month period ended August 31, 2008.

Strategy Income Allocation Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 99.2%
Equity Funds Å – 31.1%
First American Equity Income Fund, Class Y	119,599	$1,532
First American Global Infrastructure Fund, Class Y ●	78,370	704
First American International Fund, Class Y	63,650	793
First American International Select Fund, Class Y	322,267	3,078
First American Large Cap Growth Opportunities Fund, Class Y	91,947	2,719
First American Large Cap Select Fund, Class Y	350,793	4,304
First American Large Cap Value Fund, Class Y	44,549	725
First American Mid Cap Growth Opportunities Fund, Class Y ●	18,393	684
First American Mid Cap Value Fund, Class Y	35,005	785
First American Quantitative Large Cap Core Fund, Class Y	228,838	5,055
First American Quantitative Large Cap Growth Fund, Class Y	47,641	1,126
First American Quantitative Large Cap Value Fund, Class Y	36,768	800
First American Real Estate Securities Fund, Class Y	86,001	1,577
First American Small Cap Select Fund, Class Y	5,164	62

Total Equity Funds		23,944

Fixed Income Funds Å – 67.2%
First American Core Bond Fund, Class Y	1,793,395	18,902
First American Inflation Protected Securities Fund, Class Y	309,975	3,112
First American Total Return Bond Fund, Class Y	3,096,409	29,663

Total Fixed Income Funds		51,677

Exchange-Traded Fund – 0.9%
iShares S&P GSCI Commodity-Indexed Trust ●	11,500	691

Total Investment Companies
(Cost $78,483)		76,312

Short-Term Investment Å – 0.7%
First American Prime Obligations Fund, Class Z	517,589	518

(Cost $518)
Total Investments – 99.9%		76,830

(Cost $79,001)
Other Assets and Liabilities, Net – 0.1%		117

Total Net Assets – 100.0%		$76,947

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

●	Fund paid no dividends during the twelve-month period ended August 31, 2008.

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2008 Annual Report

Statements ofAssets and Liabilities	August 31, 2008, all dollars and shares are rounded to thousands (000), except per share data

	Strategy	Strategy	Strategy	Strategy
	Aggressive Growth	Growth	Growth & Income	Income
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

Affiliated funds, at cost	$142,757	$169,977	$303,474	$78,307
Unaffiliated investments, at cost	5,769	5,566	6,919	694

ASSETS:
Affiliated funds, at value (note 2)	$130,699	$163,768	$286,206	$76,139
Unaffiliated investments, at value (note 2)	6,466	6,389	7,766	691
Receivable for dividends and interest	69	261	703	305
Receivable for capital shares sold	291	227	708	195
Receivable from advisor	18	19	2	18
Prepaid expenses and other assets	27	25	26	24

Total assets	137,570	170,689	295,411	77,372

LIABILITIES:
Payable for investments purchased	64	455	897	303
Payable for capital shares redeemed	48	139	250	68
Payable to affiliates (note 3)	29	31	28	23
Payable for distribution and shareholder servicing fees	21	30	42	14
Accrued expenses and liabilities	17	18	18	17

Total liabilities	179	673	1,235	425

Net assets	$137,391	$170,016	$294,176	$76,947

COMPOSITION OF NET ASSETS:
Portfolio capital	$148,957	$168,446	$301,519	$78,036
Undistributed (distributions in excess of) net investment income	(5)	(5)	22	33
Accumulated net realized gain (loss) on investments (note 2)	(200)	6,961	9,056	1,049
Net unrealized depreciation of investments	(11,361)	(5,386)	(16,421)	(2,171)

Net assets	$137,391	$170,016	$294,176	$76,947

Class A:
Net assets	$50,241	$65,193	$119,109	$30,926
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	4,060	5,564	11,365	2,897
Net asset value and redemption price per share	$12.37	$11.72	$10.48	$10.68
Maximum offering price per share[1]	$13.09	$12.40	$11.09	$11.30
Class B:
Net assets	$5,304	$10,239	$9,299	$4,301
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	440	888	897	405
Net asset value, offering price, and redemption price per share[2]	$12.06	$11.53	$10.36	$10.61
Class C:
Net assets	$6,232	$8,771	$10,090	$3,558
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	517	758	972	335
Net asset value, offering price, and redemption price per share[2]	$12.07	$11.57	$10.38	$10.63
Class R:
Net assets	$1,269	$1,403	$1,193	$798
Shares issued and outstanding ($0.01 par value – 20 billion authorized)	103	120	115	75
Net asset value, offering price, and redemption price per share	$12.29	$11.65	$10.40	$10.66
Class Y:
Net assets	$74,345	$84,410	$154,485	$37,364
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	6,005	7,192	14,775	3,498
Net asset value, offering price, and redemption price per share	$12.38	$11.74	$10.46	$10.68

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 5.50%.

[2]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

First American Funds 2008 Annual Report   21

Statements ofOperations	For the year ended August 31, 2008, all dollars are rounded to thousands (000)

	Strategy	Strategy	Strategy	Strategy
	Aggressive Growth	Growth	Growth & Income	Income
	Allocation Fund	Allocation Fund	Allocation Fund	Allocation Fund

INVESTMENT INCOME:
Income distributions received from underlying affiliated funds	$5,011	$6,865	$12,741	$3,628

Total investment income	5,011	6,865	12,741	3,628

EXPENSES (note 3):
Investment advisory fees	140	174	302	79
Administration fees	12	8	10	10
Transfer agent fees	162	179	155	131
Custodian fees	10	9	15	4
Legal fees	12	12	12	12
Audit fees	29	29	29	29
Registration fees	57	58	61	55
Postage and printing fees	21	26	43	10
Directors’ fees	24	24	24	24
Other expenses	21	21	21	21
Distribution and shareholder servicing fees – Class A	137	169	306	79
Distribution and shareholder servicing fees – Class B	51	103	94	44
Distribution and shareholder servicing fees – Class C	45	70	80	31
Distribution and shareholder servicing fees – Class R	5	5	5	4

Total expenses	726	887	1,157	533

Less: Fee waivers (note 3)	(277)	(279)	(219)	(258)

Total net expenses	449	608	938	275

Investment income – net	4,562	6,257	11,803	3,353

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Capital gain distributions received from underlying affiliated funds	5,247	5,418	7,392	827
Net realized gain on affiliated funds	3,138	3,634	8,700	952
Net realized gain on unaffiliated investments	1,036	747	927	7
Net change in unrealized appreciation or depreciation of investments	(21,887)	(23,675)	(39,212)	(6,127)

Net loss on investments	(12,466)	(13,876)	(22,193)	(4,341)

Net decrease in net assets resulting from operations	$(7,904)	$(7,619)	$(10,390)	$(988)

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2008 Annual Report

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Strategy		Strategy		Strategy		Strategy
	Aggressive Growth		Growth		Growth & Income		Income
	Allocation Fund		Allocation Fund		Allocation Fund		Allocation Fund

	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	8/31/08	8/31/07	8/31/08	8/31/07	8/31/08	8/31/07	8/31/08	8/31/07

OPERATIONS:
Investment income – net	$4,562	$1,882	$6,257	$3,067	$11,803	$6,954	$3,353	$2,488
Capital gain distributions received from underlying affiliated funds	5,247	3,528	5,418	3,628	7,392	3,173	827	655
Net realized gain on affiliated funds	3,138	14,036	3,634	7,468	8,700	26,263	952	2,648
Net realized gain on unaffiliated investments	1,036	53	747	30	927	71	7	6
Net change in unrealized appreciation or depreciation of investments	(21,887)	(445)	(23,675)	6,774	(39,212)	(3,734)	(6,127)	282

Net increase (decrease) in net assets resulting from operations	(7,904)	19,054	(7,619)	20,967	(10,390)	32,727	(988)	6,079

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(1,768)	(1,204)	(2,449)	(1,301)	(5,208)	(2,672)	(1,541)	(901)
Class B	(137)	(65)	(307)	(130)	(338)	(125)	(189)	(88)
Class C	(112)	(54)	(203)	(86)	(277)	(102)	(136)	(55)
Class R	(27)	(7)	(32)	(7)	(40)	(6)	(39)	(15)
Class Y	(2,573)	(1,343)	(3,345)	(1,735)	(7,250)	(3,444)	(1,995)	(1,352)
Net realized gain on investments:
Class A	—	—	(930)	—	(6,853)	—	(949)	(567)
Class B	—	—	(139)	—	(523)	—	(136)	(71)
Class C	—	—	(85)	—	(411)	—	(91)	(44)
Class R	—	—	(11)	—	(50)	—	(26)	(10)
Class Y	—	—	(1,184)	—	(8,979)	—	(1,198)	(631)

Total distributions	(4,617)	(2,673)	(8,685)	(3,259)	(29,929)	(6,349)	(6,300)	(3,734)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	15,780	14,627	20,032	19,292	29,165	25,710	12,778	8,482
Reinvestment of distributions	1,699	1,171	3,324	1,286	11,482	2,609	2,333	1,385
Payments for redemptions	(19,966)	(27,527)	(19,257)	(27,660)	(29,929)	(40,712)	(11,881)	(10,402)

Increase (decrease) in net assets from Class A transactions	(2,487)	(11,729)	4,099	(7,082)	10,718	(12,393)	3,230	(535)

Class B:
Proceeds from sales	1,582	1,702	2,372	2,601	2,239	2,798	1,554	938
Reinvestment of distributions	135	65	438	128	828	121	292	143
Payments for redemptions	(736)	(586)	(1,338)	(895)	(1,489)	(1,385)	(1,249)	(683)

Increase in net assets from Class B transactions	981	1,181	1,472	1,834	1,578	1,534	597	398

Class C:
Proceeds from sales	3,608	1,365	4,584	1,897	4,803	2,375	1,392	1,108
Reinvestment of distributions	106	50	277	84	537	78	210	90
Payments for redemptions	(867)	(685)	(1,686)	(1,309)	(1,062)	(1,528)	(652)	(529)

Increase in net assets from Class C transactions	2,847	730	3,175	672	4,278	925	950	669

Class R:
Proceeds from sales	873	527	906	669	505	718	288	514
Reinvestment of distributions	27	7	43	7	89	5	65	25
Payments for redemptions	(262)	(117)	(152)	(205)	(63)	(106)	(183)	(92)

Increase in net assets from Class R transactions	638	417	797	471	531	617	170	447

Class Y:
Proceeds from sales	23,106	19,454	18,118	16,989	29,533	42,452	10,591	9,902
Reinvestment of distributions	2,128	1,179	4,050	1,555	15,213	3,176	2,705	1,687
Payments for redemptions	(12,932)	(18,305)	(17,950)	(19,532)	(35,268)	(31,001)	(10,809)	(35,419)

Increase (decrease) in net assets from Class Y transactions	12,302	2,328	4,218	(988)	9,478	14,627	2,487	(23,830)

Increase (decrease) in net assets from capital share transactions	14,281	(7,073)	13,761	(5,093)	26,583	5,310	7,434	(22,851)

Total increase (decrease) in net assets	1,760	9,308	(2,543)	12,615	(13,736)	31,688	146	(20,506)
Net assets at beginning of year	135,631	126,323	172,559	159,944	307,912	276,224	76,801	97,307

Net assets at end of year	$137,391	$135,631	$170,016	$172,559	$294,176	$307,912	$76,947	$76,801

Undistributed (distributions in excess of) net investment income at end of year	$(5)	$(4)	$(5)	$43	$22	$1,332	$33	$580

First American Funds 2008 Annual Report   23

Financial Highlights    For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net Realized	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Gains	Distributions	Period

Strategy Aggressive Growth Allocation Fund[1]
Class A
2008[2]	$13.50	$0.43	$(1.13)	$(0.70)	$(0.43)	$—	$(0.43)	$12.37
2007[2]	11.92	0.17	1.66	1.83	(0.25)	—	(0.25)	13.50
2006[2]	10.92	0.17	1.00	1.17	(0.17)	—	(0.17)	11.92
2005[3]	9.58	0.15	1.33	1.48	(0.14)	—	(0.14)	10.92
2004[4]	8.49	0.08	1.08	1.16	(0.07)	—	(0.07)	9.58
2003[4]	7.01	0.05	1.48	1.53	(0.05)	—	(0.05)	8.49
Class B
2008[2]	$13.19	$0.30	$(1.07)	$(0.77)	$(0.36)	$—	$(0.36)	$12.06
2007[2]	11.71	0.06	1.64	1.70	(0.22)	—	(0.22)	13.19
2006[2]	10.78	0.06	1.00	1.06	(0.13)	—	(0.13)	11.71
2005[3]	9.49	0.07	1.33	1.40	(0.11)	—	(0.11)	10.78
2004[4]	8.45	(0.01)	1.10	1.09	(0.05)	—	(0.05)	9.49
2003[4]	7.00	(0.01)	1.47	1.46	(0.01)	—	(0.01)	8.45
Class C
2008[2]	$13.20	$0.27	$(1.04)	$(0.77)	$(0.36)	$—	$(0.36)	$12.07
2007[2]	11.72	0.06	1.63	1.69	(0.21)	—	(0.21)	13.20
2006[2]	10.78	0.07	1.00	1.07	(0.13)	—	(0.13)	11.72
2005[3]	9.49	0.07	1.33	1.40	(0.11)	—	(0.11)	10.78
2004[4]	8.45	—	1.09	1.09	(0.05)	—	(0.05)	9.49
2003[4]	7.01	(0.01)	1.46	1.45	(0.01)	—	(0.01)	8.45
Class R
2008[2]	$13.42	$0.34	$(1.07)	$(0.73)	$(0.40)	$—	$(0.40)	$12.29
2007[2]	11.87	0.10	1.69	1.79	(0.24)	—	(0.24)	13.42
2006[2]	10.89	0.03	1.11	1.14	(0.16)	—	(0.16)	11.87
2005[3]	9.56	0.07	1.39	1.46	(0.13)	—	(0.13)	10.89
2004[4,5]	8.47	0.11	1.05	1.16	(0.07)	—	(0.07)	9.56
2003[4]	7.00	0.05	1.47	1.52	(0.05)	—	(0.05)	8.47
Class Y
2008[2]	$13.51	$0.45	$(1.12)	$(0.67)	$(0.46)	$—	$(0.46)	$12.38
2007[2]	11.92	0.20	1.65	1.85	(0.26)	—	(0.26)	13.51
2006[2]	10.92	0.19	1.00	1.19	(0.19)	—	(0.19)	11.92
2005[3]	9.57	0.17	1.34	1.51	(0.16)	—	(0.16)	10.92
2004[4]	8.48	0.10	1.09	1.19	(0.10)	—	(0.10)	9.57
2003[4]	7.01	0.06	1.47	1.53	(0.06)	—	(0.06)	8.48

Strategy Growth Allocation Fund[1]
Class A
2008[2]	$12.87	$0.45	$(0.97)	$(0.52)	$(0.45)	$(0.18)	$(0.63)	$11.72
2007[2]	11.57	0.22	1.32	1.54	(0.24)	—	(0.24)	12.87
2006[2]	10.79	0.21	0.78	0.99	(0.21)	—	(0.21)	11.57
2005[3]	9.64	0.16	1.14	1.30	(0.15)	—	(0.15)	10.79
2004[4]	8.72	0.13	0.92	1.05	(0.13)	—	(0.13)	9.64
2003[4]	7.42	0.11	1.30	1.41	(0.11)	—	(0.11)	8.72
Class B
2008[2]	$12.68	$0.34	$(0.94)	$(0.60)	$(0.37)	$(0.18)	$(0.55)	$11.53
2007[2]	11.46	0.12	1.30	1.42	(0.20)	—	(0.20)	12.68
2006[2]	10.69	0.11	0.79	0.90	(0.13)	—	(0.13)	11.46
2005[3]	9.57	0.08	1.14	1.22	(0.10)	—	(0.10)	10.69
2004[4]	8.69	0.04	0.93	0.97	(0.09)	—	(0.09)	9.57
2003[4]	7.40	0.05	1.29	1.34	(0.05)	—	(0.05)	8.69
Class C
2008[2]	$12.73	$0.32	$(0.93)	$(0.61)	$(0.37)	$(0.18)	$(0.55)	$11.57
2007[2]	11.49	0.12	1.32	1.44	(0.20)	—	(0.20)	12.73
2006[2]	10.73	0.12	0.77	0.89	(0.13)	—	(0.13)	11.49
2005[3]	9.59	0.09	1.15	1.24	(0.10)	—	(0.10)	10.73
2004[4]	8.71	0.05	0.92	0.97	(0.09)	—	(0.09)	9.59
2003[4]	7.41	0.05	1.30	1.35	(0.05)	—	(0.05)	8.71
Class R
2008[2]	$12.80	$0.37	$(0.92)	$(0.55)	$(0.42)	$(0.18)	$(0.60)	$11.65
2007[2]	11.53	0.15	1.35	1.50	(0.23)	—	(0.23)	12.80
2006[2]	10.76	0.18	0.77	0.95	(0.18)	—	(0.18)	11.53
2005[3]	9.61	0.13	1.15	1.28	(0.13)	—	(0.13)	10.76
2004[4,5]	8.69	0.14	0.90	1.04	(0.12)	—	(0.12)	9.61
2003[4]	7.41	0.11	1.28	1.39	(0.11)	—	(0.11)	8.69
Class Y
2008[2]	$12.88	$0.48	$(0.96)	$(0.48)	$(0.48)	$(0.18)	$(0.66)	$11.74
2007[2]	11.58	0.25	1.30	1.55	(0.25)	—	(0.25)	12.88
2006[2]	10.79	0.24	0.79	1.03	(0.24)	—	(0.24)	11.58
2005[3]	9.64	0.18	1.14	1.32	(0.17)	—	(0.17)	10.79
2004[4]	8.71	0.15	0.92	1.07	(0.14)	—	(0.14)	9.64
2003[4]	7.41	0.12	1.30	1.42	(0.12)	—	(0.12)	8.71

[1]	Per share data calculated using average share method.
[2]	For the period September 1 to August 31 in the fiscal year indicated.
[3]	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[4]	For the period October 1 to September 30 in the fiscal year indicated.
[5]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.
[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
[7]	Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

24   First American Funds 2008 Annual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets[7]	Net Assets	Waivers)[7]	Waivers)	Rate

(5.41)%	$50,241	0.40%	3.25%	0.60%	3.05%	45%
15.51	57,337	0.40	1.34	0.61	1.13	50
10.77	61,645	0.40	1.44	0.97	0.87	18
15.53	54,452	0.40	1.55	0.94	1.01	35
13.72	58,200	0.40	0.83	0.91	0.32	12
21.83	59,895	0.40	0.60	0.92	0.08	20

(6.06)%	$5,304	1.15%	2.33%	1.35%	2.13%	45%
14.60	4,806	1.15	0.51	1.36	0.30	50
9.89	3,196	1.15	0.57	1.72	0.00	18
14.79	1,979	1.15	0.69	1.69	0.15	35
12.89	1,421	1.15	(0.09)	1.66	(0.60)	12
20.91	651	1.15	(0.15)	1.66	(0.66)	20

(6.04)%	$6,232	1.15%	2.08%	1.35%	1.88%	45%
14.58	3,828	1.15	0.51	1.36	0.30	50
9.99	2,709	1.15	0.62	1.72	0.05	18
14.79	1,499	1.15	0.73	1.69	0.19	35
12.88	1,054	1.15	0.01	1.66	(0.50)	12
20.74	798	1.15	(0.15)	1.66	(0.66)	20

(5.60)%	$1,269	0.65%	2.62%	0.85%	2.42%	45%
15.21	725	0.65	0.79	0.86	0.58	50
10.54	258	0.65	0.27	1.37	(0.45)	18
15.33	5	0.65	0.67	1.34	(0.02)	35
13.70	1	0.40	1.13	0.91	0.62	12
21.73	990	0.40	0.61	0.92	0.09	20

(5.17)%	$74,345	0.15%	3.40%	0.35%	3.20%	45%
15.74	68,935	0.15	1.51	0.36	1.30	50
11.05	58,515	0.15	1.67	0.72	1.10	18
15.87	41,762	0.15	1.74	0.69	1.20	35
14.02	27,790	0.15	1.08	0.66	0.57	12
21.99	29,581	0.15	0.86	0.67	0.34	20

(4.36)%	$65,193	0.40%	3.58%	0.56%	3.42%	42%
13.45	67,433	0.40	1.76	0.58	1.58	58
9.25	67,477	0.40	1.90	0.94	1.36	19
13.56	67,968	0.40	1.72	0.92	1.20	34
12.03	71,246	0.40	1.33	0.89	0.84	12
19.06	74,969	0.40	1.30	0.90	0.80	23

(5.05)%	$10,239	1.15%	2.77%	1.31%	2.61%	42%
12.47	9,765	1.15	0.95	1.33	0.77	58
8.50	7,103	1.15	1.02	1.69	0.48	19
12.78	4,225	1.15	0.88	1.67	0.36	34
11.17	2,692	1.15	0.41	1.64	(0.08)	12
18.18	767	1.15	0.49	1.64	—	23

(5.08)%	$8,771	1.15%	2.60%	1.31%	2.44%	42%
12.61	6,304	1.15	0.94	1.33	0.76	58
8.35	5,049	1.15	1.10	1.69	0.56	19
12.94	3,976	1.15	0.91	1.67	0.39	34
11.12	3,130	1.15	0.56	1.64	0.07	12
18.24	3,206	1.15	0.55	1.65	0.05	23

(4.58)%	$1,403	0.65%	3.04%	0.81%	2.88%	42%
13.15	716	0.65	1.21	0.83	1.03	58
8.94	197	0.65	1.64	1.34	0.95	19
13.41	93	0.65	1.42	1.32	0.75	34
12.03	57	0.40	1.42	0.89	0.93	12
18.83	2,525	0.40	1.33	0.90	0.83	23

(4.03)%	$84,410	0.15%	3.80%	0.31%	3.64%	42%
13.58	88,341	0.15	1.99	0.33	1.81	58
9.62	80,118	0.15	2.11	0.69	1.57	19
13.78	60,576	0.15	1.94	0.67	1.42	34
12.34	44,575	0.15	1.57	0.64	1.08	12
19.38	41,089	0.15	1.56	0.65	1.06	23

First American Funds 2008 Annual Report   25

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net Realized	Total	End of
	of Period	Income (Loss)	Investments	Operations	Income	Gains	Distributions	Period

Strategy Growth & Income Allocation Fund[1]
Class A
2008[2]	$11.99	$0.43	$(0.79)	$(0.36)	$(0.48)	$(0.67)	$(1.15)	$10.48
2007[2]	10.96	0.26	1.00	1.26	(0.23)	—	(0.23)	11.99
2006[2]	10.37	0.26	0.58	0.84	(0.25)	—	(0.25)	10.96
2005[3]	9.44	0.19	0.91	1.10	(0.17)	—	(0.17)	10.37
2004[4]	8.73	0.17	0.71	0.88	(0.17)	—	(0.17)	9.44
2003[4]	7.67	0.16	1.06	1.22	(0.16)	—	(0.16)	8.73
Class B
2008[2]	$11.87	$0.34	$(0.78)	$(0.44)	$(0.40)	$(0.67)	$(1.07)	$10.36
2007[2]	10.89	0.17	0.99	1.16	(0.18)	—	(0.18)	11.87
2006[2]	10.31	0.17	0.59	0.76	(0.18)	—	(0.18)	10.89
2005[3]	9.40	0.12	0.90	1.02	(0.11)	—	(0.11)	10.31
2004[4]	8.70	0.09	0.71	0.80	(0.10)	—	(0.10)	9.40
2003[4]	7.65	0.11	1.05	1.16	(0.11)	—	(0.11)	8.70
Class C
2008[2]	$11.88	$0.33	$(0.76)	$(0.43)	$(0.40)	$(0.67)	$(1.07)	$10.38
2007[2]	10.90	0.17	1.00	1.17	(0.19)	—	(0.19)	11.88
2006[2]	10.32	0.17	0.59	0.76	(0.18)	—	(0.18)	10.90
2005[3]	9.41	0.12	0.90	1.02	(0.11)	—	(0.11)	10.32
2004[4]	8.70	0.09	0.72	0.81	(0.10)	—	(0.10)	9.41
2003[4]	7.64	0.11	1.06	1.17	(0.11)	—	(0.11)	8.70
Class R
2008[2]	$11.91	$0.39	$(0.77)	$(0.38)	$(0.46)	$(0.67)	$(1.13)	$10.40
2007[2]	10.91	0.20	1.02	1.22	(0.22)	—	(0.22)	11.91
2006[2]	10.33	0.19	0.63	0.82	(0.24)	—	(0.24)	10.91
2005[3]	9.41	0.12	0.96	1.08	(0.16)	—	(0.16)	10.33
2004[4,5]	8.70	0.18	0.68	0.86	(0.15)	—	(0.15)	9.41
2003[4]	7.64	0.17	1.06	1.23	(0.17)	—	(0.17)	8.70
Class Y
2008[2]	$11.96	$0.46	$(0.78)	$(0.32)	$(0.51)	$(0.67)	$(1.18)	$10.46
2007[2]	10.94	0.28	1.00	1.28	(0.26)	—	(0.26)	11.96
2006[2]	10.36	0.28	0.58	0.86	(0.28)	—	(0.28)	10.94
2005[3]	9.42	0.21	0.91	1.12	(0.18)	—	(0.18)	10.36
2004[4]	8.71	0.19	0.71	0.90	(0.19)	—	(0.19)	9.42
2003[4]	7.65	0.18	1.06	1.24	(0.18)	—	(0.18)	8.71

Strategy Income Allocation Fund[1]
Class A
2008[2]	$11.73	$0.48	$(0.60)	$(0.12)	$(0.57)	$(0.36)	$(0.93)	$10.68
2007[2]	11.40	0.37	0.51	0.88	(0.34)	(0.21)	(0.55)	11.73
2006[2]	11.25	0.40	0.14	0.54	(0.39)	—	(0.39)	11.40
2005[3]	10.67	0.28	0.53	0.81	(0.23)	—	(0.23)	11.25
2004[4]	10.29	0.31	0.38	0.69	(0.31)	—	(0.31)	10.67
2003[4]	9.47	0.33	0.82	1.15	(0.33)	—	(0.33)	10.29
Class B
2008[2]	$11.66	$0.40	$(0.61)	$(0.21)	$(0.48)	$(0.36)	$(0.84)	$10.61
2007[2]	11.34	0.28	0.51	0.79	(0.26)	(0.21)	(0.47)	11.66
2006[2]	11.20	0.31	0.14	0.45	(0.31)	—	(0.31)	11.34
2005[3]	10.63	0.21	0.53	0.74	(0.17)	—	(0.17)	11.20
2004[4]	10.26	0.24	0.37	0.61	(0.24)	—	(0.24)	10.63
2003[4]	9.45	0.26	0.81	1.07	(0.26)	—	(0.26)	10.26
Class C
2008[2]	$11.68	$0.39	$(0.59)	$(0.20)	$(0.49)	$(0.36)	$(0.85)	$10.63
2007[2]	11.36	0.28	0.51	0.79	(0.26)	(0.21)	(0.47)	11.68
2006[2]	11.22	0.31	0.15	0.46	(0.32)	—	(0.32)	11.36
2005[3]	10.66	0.21	0.52	0.73	(0.17)	—	(0.17)	11.22
2004[4]	10.28	0.23	0.38	0.61	(0.23)	—	(0.23)	10.66
2003[4]	9.46	0.26	0.82	1.08	(0.26)	—	(0.26)	10.28
Class R
2008[2]	$11.71	$0.46	$(0.61)	$(0.15)	$(0.54)	$(0.36)	$(0.90)	$10.66
2007[2]	11.39	0.34	0.51	0.85	(0.32)	(0.21)	(0.53)	11.71
2006[2]	11.25	0.29	0.22	0.51	(0.37)	—	(0.37)	11.39
2005[3]	10.69	0.26	0.52	0.78	(0.22)	—	(0.22)	11.25
2004[4,5]	10.29	0.31	0.37	0.68	(0.28)	—	(0.28)	10.69
2003[4]	9.47	0.33	0.82	1.15	(0.33)	—	(0.33)	10.29
Class Y
2008[2]	$11.73	$0.51	$(0.60)	$(0.09)	$(0.60)	$(0.36)	$(0.96)	$10.68
2007[2]	11.40	0.39	0.52	0.91	(0.37)	(0.21)	(0.58)	11.73
2006[2]	11.25	0.42	0.15	0.57	(0.42)	—	(0.42)	11.40
2005[3]	10.67	0.31	0.52	0.83	(0.25)	—	(0.25)	11.25
2004[4]	10.29	0.34	0.38	0.72	(0.34)	—	(0.34)	10.67
2003[4]	9.47	0.35	0.82	1.17	(0.35)	—	(0.35)	10.29

[1]	Per share data calculated using average share method.
[2]	For the period September 1 to August 31 in the fiscal year indicated.
[3]	For the eleven-month period October 1, 2004 to August 31, 2005. Effective in 2005, the fund’s fiscal year-end was changed from September 30 to August 31. All ratios for the period have been annualized, except total return and portfolio turnover.
[4]	For the period October 1 to September 30 in the fiscal year indicated.
[5]	Prior to July 1, 2004, Class R shares were named Class S shares, which had lower fees and expenses.
[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.
[7]	Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

26   First American Funds 2008 Annual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income (Loss)
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income (Loss)	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets[7]	Net Assets	Waivers)[7]	Waivers)	Rate

(3.58)%	$119,109	0.40%	3.83%	0.47%	3.76%	34%
11.66	124,565	0.40	2.26	0.49	2.17	64
8.21	125,595	0.40	2.43	0.90	1.93	17
11.68	137,084	0.40	2.07	0.90	1.57	29
10.09	135,413	0.40	1.80	0.89	1.31	12
16.12	153,238	0.40	2.01	0.89	1.52	19

(4.33)%	$9,299	1.15%	3.06%	1.22%	2.99%	34%
10.80	9,017	1.15	1.44	1.24	1.35	64
7.42	6,819	1.15	1.57	1.65	1.07	17
10.93	4,206	1.15	1.26	1.65	0.76	29
9.23	2,739	1.15	1.00	1.64	0.51	12
15.25	1,114	1.15	1.20	1.63	0.72	19

(4.22)%	$10,090	1.15%	2.98%	1.22%	2.91%	34%
10.80	6,910	1.15	1.46	1.24	1.37	64
7.39	5,454	1.15	1.56	1.65	1.06	17
10.89	3,576	1.15	1.30	1.65	0.80	29
9.28	3,342	1.15	1.01	1.64	0.52	12
15.35	3,306	1.15	1.24	1.63	0.76	19

(3.81)%	$1,193	0.65%	3.47%	0.72%	3.40%	34%
11.27	801	0.65	1.69	0.74	1.60	64
8.00	148	0.65	1.76	1.30	1.11	17
11.52	22	0.65	1.31	1.30	0.66	29
9.93	1	0.40	1.91	0.89	1.42	12
16.20	4,760	0.40	1.92	0.88	1.44	19

(3.26)%	$154,485	0.15%	4.07%	0.22%	4.00%	34%
11.87	166,619	0.15	2.44	0.24	2.35	64
8.40	138,208	0.15	2.58	0.65	2.08	17
12.02	104,248	0.15	2.33	0.65	1.83	29
10.39	95,664	0.15	2.05	0.64	1.56	12
16.44	90,294	0.15	2.24	0.63	1.76	19

(1.27)%	$30,926	0.40%	4.22%	0.73%	3.89%	20%
7.89	30,580	0.40	3.20	0.77	2.83	71
4.97	30,250	0.40	3.56	1.00	2.96	23
7.65	31,158	0.40	2.81	0.95	2.26	33
6.75	28,997	0.40	2.92	0.91	2.41	17
12.31	32,254	0.40	3.31	0.94	2.77	20

(2.01)%	$4,301	1.15%	3.49%	1.48%	3.16%	20%
7.07	4,131	1.15	2.44	1.52	2.07	71
4.14	3,624	1.15	2.80	1.75	2.20	23
6.99	2,910	1.15	2.04	1.70	1.49	33
5.94	2,545	1.15	2.23	1.66	1.72	17
11.46	857	1.15	2.50	1.68	1.97	20

(1.99)%	$3,558	1.15%	3.48%	1.48%	3.15%	20%
7.05	2,914	1.15	2.43	1.52	2.06	71
4.17	2,175	1.15	2.74	1.75	2.14	23
6.86	1,445	1.15	2.04	1.70	1.49	33
5.95	1,388	1.15	2.14	1.66	1.63	17
11.55	1,558	1.15	2.51	1.68	1.98	20

(1.50)%	$798	0.65%	4.02%	0.98%	3.69%	20%
7.63	706	0.65	2.91	1.02	2.54	71
4.67	250	0.65	2.58	1.40	1.83	23
7.35	9	0.65	2.60	1.35	1.90	33
6.64	1	0.40	2.95	0.91	2.44	17
12.31	1,028	0.40	3.31	0.94	2.77	20

(1.02)%	$37,364	0.15%	4.49%	0.48%	4.16%	20%
8.17	38,470	0.15	3.37	0.52	3.00	71
5.23	61,008	0.15	3.79	0.75	3.19	23
7.85	55,293	0.15	3.06	0.70	2.51	33
7.02	49,192	0.15	3.17	0.66	2.66	17
12.58	23,678	0.15	3.60	0.69	3.06	20

First American Funds 2008 Annual Report   27

Notes toFinancial Statements	August 31, 2008, all dollars and shares are rounded to thousands (000)

1 >	Organization

The Strategy Aggressive Growth Allocation Fund, Strategy Growth Allocation Fund, Strategy Growth & Income Allocation Fund, and Strategy Income Allocation Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Strategy Funds, Inc. (“FASF”), which is a member of the First American Family of Funds. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The funds invest primarily in First American Funds, Inc. (“FAF”) and First American Investment Funds, Inc. (“FAIF”) in a “fund of funds” structure. FASF’s articles of incorporation permit the board of directors to create additional funds and classes in the future.

FASF offers Class A, Class B, Class C, Class R, and Class Y shares. Prior to July 1, 2004 Class R shares were named Class S shares. Class A shares are sold with a front-end sales charge. As of June 30, 2008, no new or additional investments are allowed in Class B shares, except through permitted exchanges and any reinvested dividends. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the funds’ investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market syste m, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below bid, the bid will be the closing price. Other securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration or any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. As of August 31, 2008, the funds held no fair valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid quarterly in cash or are reinvested in additional shares of the fund at net asset value. Effective July 1, 2008, distributions from net investment income will be declared and paid annually. Any net realized capital gains on sales of a fund’s securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the

28   First American Funds 2008 Annual Report

applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year, As of June 30, 2008, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to losses deferred from wash sales. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the period in which the differences arise.

On the Statements of Assets and Liabilities, the following reclassifications were made:

	Accumulated	Undistributed
	Net Realized	Net Investment
Fund	Gain (Loss)	Income

Strategy Aggressive Growth Allocation Fund	$(54)	$54
Strategy Growth Allocation Fund	(31)	31

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the fiscal years ended August 31, 2008 and August 31, 2007, were as follows:

	August 31, 2008

	Ordinary	Long Term
Fund	Income	Gain	Total

Strategy Aggressive Growth Allocation Fund	$4,564	$53	$4,617
Strategy Growth Allocation Fund	6,476	2,209	8,685
Strategy Growth & Income Allocation Fund	13,113	16,816	29,929
Strategy Income Allocation Fund	3,952	2,348	6,300

	August 31, 2007

	Ordinary	Long Term
Fund	Income	Gain	Total

Strategy Aggressive Growth Allocation Fund	$2,673	$—	$2,673
Strategy Growth Allocation Fund	3,259	—	3,259
Strategy Growth & Income Allocation Fund	6,349	—	6,349
Strategy Income Allocation Fund	2,595	1,139	3,734

As of August 31, 2008, the components of accumulated earnings (deficit) on a tax-basis were as follows:

				Total
	Undistributed	Undistributed		Accumulated
	Ordinary	Long Term	Unrealized	Earnings
	Income	Capital Gains	Depreciation	(Deficit)

Strategy Aggressive Growth Allocation Fund	$—	$341	$(11,902)	$(11,561)
Strategy Growth Allocation Fund	737	8,731	(7,893)	1,575
Strategy Growth & Income Allocation Fund	1,178	11,223	(19,738)	(7,337)
Strategy Income Allocation Fund	69	1,704	(2,857)	(1,084)

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses of the funds are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the fiscal year ended August 31, 2008.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of

First American Funds 2008 Annual Report   29

Notes toFinancial Statements	August 31, 2008, all dollars and shares are rounded to thousands (000)

open-end First American Funds, preselected by each Director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”) manages each fund’s assets and furnishes related office facilities, equipment, research and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the funds’ average daily net assets. Prior to October 1, 2006, such fees were equal, on an annual basis, to 0.25% of the fund’s average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses through December 31, 2009 so that total fund operating expenses, as a percentage of average daily net assets, do not exceed 0.40% for Class A shares, 1.15% for Class B shares, 1.15% for Class C shares, 0.65% for Class R Shares, and 0.15% for Class Y shares.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Effective October 1, 2006, the administration agreement was amended to provide that FAF Advisors will not charge the funds a fee for the provision of administration services. The funds reimburse the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

Prior to October 1, 2006, FAF Advisors was compensated to provide, or compensated other entities to provide, services to the funds. These services included various legal, oversight, administrative, and accounting services. The funds paid FAF Advisors administration fees, which were calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator were paid from the administration fee. In addition to these fees, the funds reimbursed FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FASF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the funds’ custodian pursuant to a custodian agreement with FASF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the fiscal year ended August 31, 2008, custodian fees were increased as a result of overdrafts and decreased as a result of interest earned as follows:

Fund	Increased	Decreased

Strategy Aggressive Growth Allocation Fund	$3	$—
Strategy Growth Allocation Fund	—	—
Strategy Growth & Income Allocation Fund	—	—
Strategy Income Allocation Fund	—	—

DISTRIBUTION AND SHAREHOLDER SERVICING
(12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the funds’ distributor pursuant to a distribution agreement with FASF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each of the funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund’s average daily net assets attributable to Class A shares, Class B shares, Class C shares, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support and distribution activities for each class of the funds. In addition, for Class B and Class C shares, and Class R shares, a portion of these fees may be used to provide compensation for

30   First American Funds 2008 Annual Report

shareholder servicing activities. Class Y shares pay no distribution or shareholder servicing fees.

Prior to October 1, 2006, FAF Advisors also provided shareholder services pursuant to a shareholder servicing plan and agreement with FASF with respect to the funds’ Class R shares. Under the shareholder servicing plan and agreement, each fund was required to pay FAF Advisors a monthly shareholder servicing fee equal to an annual rate of 0.15% of each fund’s average daily net assets attributable to Class R shares. FAF Advisors waived all fees under this plan and agreement. This agreement was terminated in September 2006.

Under these distribution and shareholder servicing agreements, the following amounts were retained by affiliates of FAF Advisors for the fiscal year ended August 31, 2008:

Fund	Amount

Strategy Aggressive Growth Allocation Fund	$86
Strategy Growth Allocation Fund	144
Strategy Growth & Income Allocation Fund	256
Strategy Income Allocation Fund	73

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. In addition to each fund’s direct expenses as described above, fund shareholders also bear a proportionate share of the underlying funds’ expenses. For the fiscal year ended August 31, 2008, legal fees and expenses of $22 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred Sales Charge
as a Percentage of Dollar Amount
Year Since Purchase	Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the fiscal year ended August 31, 2008, total CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Strategy Aggressive Growth Allocation Fund	$214
Strategy Growth Allocation Fund	361
Strategy Growth & Income Allocation Fund	407
Strategy Income Allocation Fund	193

First American Funds 2008 Annual Report   31

Notes toFinancial Statements	August 31, 2008, all dollars and shares are rounded to thousands (000)

4 >	Capital Share Transactions

FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Strategy		Strategy		Strategy		Strategy
	Aggressive Growth		Growth		Growth & Income		Income
	Allocation Fund		Allocation Fund		Allocation Fund		Allocation Fund

	Year	Year	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended	Ended	Ended
	8/31/08	8/31/07	8/31/08	8/31/07	8/31/08	8/31/07	8/31/08	8/31/07

Class A:
Shares issued	1,188	1,138	1,605	1,558	2,615	2,219	1,123	732
Shares issued in lieu of cash distributions	128	94	262	107	1,001	231	206	120
Shares redeemed	(1,503)	(2,155)	(1,544)	(2,254)	(2,642)	(3,515)	(1,039)	(899)

Total Class A transactions	(187)	(923)	323	(589)	974	(1,065)	290	(47)

Class B:
Shares issued	122	132	192	212	199	243	136	81
Shares issued in lieu of cash distributions	10	5	35	11	73	11	26	12
Shares redeemed	(56)	(46)	(109)	(73)	(135)	(120)	(111)	(59)

Total Class B transactions	76	91	118	150	137	134	51	34

Class C:
Shares issued	286	107	378	154	438	207	125	96
Shares issued in lieu of cash distributions	8	4	22	7	47	7	19	8
Shares redeemed	(67)	(52)	(137)	(105)	(95)	(132)	(59)	(46)

Total Class C transactions	227	59	263	56	390	82	85	58

Class R:
Shares issued	67	41	73	55	46	62	25	44
Shares issued in lieu of cash distributions	2	—	3	—	8	1	6	2
Shares redeemed	(20)	(9)	(12)	(16)	(6)	(9)	(16)	(8)

Total Class R transactions	49	32	64	39	48	54	15	38

Class Y:
Shares issued	1,721	1,499	1,451	1,375	2,610	3,673	931	853
Shares issued in lieu of cash distributions	160	95	318	130	1,329	282	238	147
Shares redeemed	(979)	(1,402)	(1,434)	(1,570)	(3,092)	(2,658)	(950)	(3,072)

Total Class Y transactions	902	192	335	(65)	847	1,297	219	(2,072)

Net increase (decrease) in capital shares	1,067	(549)	1,103	(409)	2,396	502	660	(1,989)

Class B shares converted to Class A shares (reflected above as Class A shares issued and Class B shares redeemed) during the fiscal years ended August 31, 2008 and August 31, 2007, were as follows:

	Year	Year
	Ended	Ended
Fund	8/31/08	8/31/07

Strategy Aggressive Growth Allocation Fund	9	6
Strategy Growth Allocation Fund	11	17
Strategy Growth & Income Allocation Fund	10	38
Strategy Income Allocation Fund	12	15

5 >	Investment Security Transactions

During the fiscal year ended August 31, 2008, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Strategy Aggressive Growth Allocation Fund	$80,942	$62,619
Strategy Growth Allocation Fund	87,080	71,794
Strategy Growth & Income Allocation Fund	117,056	101,537
Strategy Income Allocation Fund	21,528	15,524

The aggregate gross unrealized appreciation and depreciation of securities held by the funds and the total cost of securities for federal income tax purposes at August 31, 2008, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Strategy Aggressive Growth Allocation Fund	$1,910	$(13,812)	$(11,902)	$149,067
Strategy Growth Allocation Fund	3,683	(11,576)	(7,893)	178,050
Strategy Growth & Income Allocation Fund	3,229	(22,967)	(19,738)	313,710
Strategy Income Allocation Fund	1,200	(4,057)	(2,857)	79,687

32   First American Funds 2008 Annual Report

6 >	Investments In Underlying Affiliated Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control. At August 31, 2008, the following funds held the following positions, which exceeded 5% of the underlying fund’s shares outstanding:

		Percent of
Fund	Underlying Fund	Shares Held

Strategy Aggressive Growth Allocation Fund	Global Infrastructure Fund	12.04%
	International Select Fund	5.37
	Large Cap Select Fund	7.39
	Quantitative Large Cap Core Fund	17.08
	Quantitative Large Cap Growth Fund	19.36
	Quantitative Large Cap Value Fund	24.44

Strategy Growth Allocation Fund	Global Infrastructure Fund	14.72
	International Select Fund	5.65
	Large Cap Select Fund	7.86
	Quantitative Large Cap Core Fund	18.46
	Quantitative Large Cap Growth Fund	14.17
	Quantitative Large Cap Value Fund	15.68

Strategy Growth & Income Allocation Fund	Global Infrastructure Fund	25.65
	International Select Fund	7.57
	Large Cap Select Fund	11.42
	Quantitative Large Cap Core Fund	27.35
	Quantitative Large Cap Growth Fund	23.68
	Quantitative Large Cap Value Fund	27.78
	Total Return Bond Fund	9.77

Strategy Income Allocation Fund	Quantitative Large Cap Core Fund	5.46
	Quantitative Large Cap Growth Fund	6.97
	Quantitative Large Cap Value Fund	7.97

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	New Accounting Pronouncement

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of August 31, 2008, the funds do not believe the adoption of FAS 157 will materially impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

First American Funds 2008 Annual Report   33

Notice toShareholders	August 31, 2008 (unaudited)

TAX INFORMATION

The information set forth below is for each fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal periods of a fund. Accordingly, the information needed for income tax purposes will be sent in early 2009 on Form 1099. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2008, each fund has designated long-term capital gains, ordinary income and tax exempt income with regard to distributions paid during the year as follows:

	Long Term	Ordinary
	Capital Gains	Income	Total
	Distributions	Distributions	Distributions
Fund	(Tax Basis) (a)	(Tax Basis) (a)	(Tax Basis)

Strategy Aggressive Growth Allocation Fund	1.15%	98.85%	100%
Strategy Growth Allocation Fund	25.43	74.57	100
Strategy Growth & Income Allocation Fund	56.18	43.82	100
Strategy Income Allocation Fund	37.27	62.73	100

(a)	Based on a percentage of the fund’s total distributions.

Shareholder Notification of Federal Tax Status:

Each fund has designated the following percentages of the ordinary income distributions during the fiscal year ended August 31, 2008 as dividends qualifying for the dividends received deduction available to corporate shareholders:

Strategy Aggressive Growth Allocation Fund	29.79%
Strategy Growth Allocation Fund	20.69
Strategy Growth & Income Allocation Fund	16.20
Strategy Income Allocation Fund	8.73

In addition, each fund has designated the following percentages of the ordinary income distributions from net investment income during the fiscal year ended August 31, 2008 as qualified dividend income available to individual shareholders under the Jobs and Growth Tax Relief Reconciliation Act of 2003:

Strategy Aggressive Growth Allocation Fund	40.74%
Strategy Growth Allocation Fund	26.70
Strategy Growth & Income Allocation Fund	21.83
Strategy Income Allocation Fund	11.22

Additional Information Applicable to Foreign Shareholder Only:

The percentage of ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C) for each fund was as follows:

Strategy Aggressive Growth Allocation Fund	1.14%
Strategy Growth Allocation Fund	0.90
Strategy Growth & Income Allocation Fund	1.19
Strategy Income Allocation Fund	2.23

The percentage of ordinary income distributions that are designated as short-term capital gain distribution under Internal Revenue Code Section 871(k)(2)(C) for each fund was as follows:

Strategy Aggressive Growth Allocation Fund	0.00%
Strategy Growth Allocation Fund	0.03
Strategy Growth & Income Allocation Fund	0.00
Strategy Income Allocation Fund	0.01

34   First American Funds 2008 Annual Report

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at www.firstamericanfunds.com and on the U.S. Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal period with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make complete portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter end.

APPROVAL OF THE FUNDS’ INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Funds (the “Board”), which is comprised entirely of independent directors, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ advisory agreement with FAF Advisors, Inc. (“FAF Advisors”).

At a meeting on May 5-7, 2008, the Board considered information relating to the Funds’ investment advisory agreement with FAF Advisors (the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement, and had the opportunity to ask questions and request further information in connection with its consideration. At a subsequent meeting on June 17-19, 2008, the Board concluded its consideration of and approved the Agreement through June 30, 2009.

Although the Agreement, which is with First American Strategy Funds, Inc., relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of FAF Advisors’ services to each Fund, (2) the investment performance of the Funds, (3) the profitability of FAF Advisors related to the Funds, including an analysis of FAF Advisors’ cost of providing services and comparative expense information, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to FAF Advisors through its relationship with the Funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any Fund.

Before approving the Agreement, the independent directors met in executive session with its independent counsel on numerous occasions to consider the materials provided by FAF Advisors and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund. In reaching its conclusions, the Board considered the following:

Nature, Quality, and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by FAF Advisors to each Fund. The Board reviewed FAF Advisors’ key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement, FAF Advisors has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that FAF Advisors’ duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Fund’s investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered FAF Advisors’ representation that the services provided by FAF Advisors under the Agreement are the types of services customarily provided by investment advisors in the fund industry. The Board also considered compliance reports about FAF Advisors from the Funds’ Chief Compliance Officer.

First American Funds 2008 Annual Report   35

Notice toShareholders  August 31, 2008 (unaudited)

Based on the foregoing, the Board concluded that each Fund is likely to benefit from the nature, quality and extent of the services provided by FAF Advisors under the Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including comparative information provided by an independent data service regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) and how each Fund performed versus its benchmark index. The performance periods reviewed by the Board all ended on January 31, 2008.

The Board also considered that, in reviewing the comparative performance of the Funds, the different expense levels of a Fund’s share classes can result in different net performance results for each of those classes. Thus, while the Board considered the performance of all classes, it focused on Class Y shares, which, because they have the lowest total expense ratios, offered the most meaningful data on performance.

Strategy Aggressive Growth Allocation Fund. The Board considered that the Fund outperformed its performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the interest of the Fund and its shareholders to renew the Agreement.

Strategy Growth Allocation Fund. The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its performance universe for the one- and three-year periods, though it underperformed its performance universe for the five-year period. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders to renew the Agreement.

Strategy Growth & Income Allocation Fund. The Board considered that the Fund outperformed its performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the interest of the Fund and its shareholders to renew the Agreement.

Strategy Income Allocation Fund. The Board considered that the Fund outperformed its performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the interest of the Fund and its shareholders to renew the Agreement.

Income Builder Fund. The Board considered that the Fund commenced operations on May 31, 2006 and has a short operating history. The Board also noted that the Fund performed competitively against its performance universe since inception (though it underperformed its benchmark and its performance universe for the one-year period). The Board concluded that, in light of the Funds’ competitive performance, it would be in the interest of the Fund and its shareholders to renew the Agreement with respect to each Fund.

Costs of Services and Profits Realized by FAF Advisors

The Board reviewed FAF Advisors’ costs in serving as each Fund’s investment manager, including the costs associated with the personnel and systems necessary to manage each Fund. The Board also considered the profitability of FAF Advisors and its affiliates resulting from their relationship with each Fund. For each Fund, the Board reviewed fee and expense information as compared to that of other funds and accounts managed by FAF Advisors and of comparable funds managed by other advisers. The Board found that while the management fees for FAF Advisors’ institutional separate accounts are lower than the Funds’ management fees, the Funds receive additional services from FAF Advisors that separate accounts do not receive.

Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and each Fund’s total expense ratio after waivers compared to the median total expense ratio of comparable funds. In connection with its review of Fund fees and expenses, the Board considered FAF Advisors’ pricing philosophy. FAF Advisors attempts generally to maintain each Fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. In addition, FAF Advisors has committed to waive its investment advisory fees to the extent necessary to maintain the Funds’ total expense ratios at levels generally in line with their respective peer groups.

The Board noted that the information provided by an independent data service reflected that, with the exception of Strategy Growth & Income Allocation Fund (whose management fee and total expense ratio, after waivers, are higher than the peer group median, though consistent with FAF Advisors’ pricing philosophy), each Fund’s advisory fee and expense ratio after waivers are equal to or below its peer group median. The Board concluded FAF Advisors’ pricing philosophy is a reasonable one and that the Fund’s advisory fees and total expense ratios are reasonable in light of the services provided.

36   First American Funds 2008 Annual Report

Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each Fund’s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by FAF Advisors, the Board noted that profitability will likely increase somewhat as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, FAF Advisors has committed to waive advisory fees to the extent necessary to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered FAF Advisors’ assertion that the median total expense ratio of a Fund’s peer group should reflect the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. Therefore, by capping a Fund’s total expense ratio at a level close to the median, Fund shareholders will effectively receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules and any such economies of scale. In light of FAF Advisors’ commitment to keep total Fund expenses competitive, the Board concluded that it would be reasonable and in the best interest of each Fund and its shareholders to renew the Agreement.

Other Benefits to FAF Advisors

In evaluating the benefits that accrue to FAF Advisors through its relationship with the Funds, the Board noted that FAF Advisors and certain of its affiliates serve the Funds in various capacities, including as advisor, administrator, sub-administrator, transfer agent, distributor, and custodian, and receive compensation from the Funds in connection with providing services to the Fund. The Board considered that each service provided to the Funds by FAF Advisors or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these factors, the Board concluded that approval of each Agreement was in the interest of the respective Fund and its shareholders.

First American Funds 2008 Annual Report   37

Notice toShareholders  August 31, 2008 (unaudited)

Directors and Officers of the Funds

Independent Directors
Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Benjamin R. Field III P.O. Box 1329 Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since September 2003	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through February 2004	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since October 1997	Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Vice President and Chief Operating Officer, Cargo-United Airlines, from July 2001 through retirement in June 2004	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since September 2003	Investment consultant and non-profit board member	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since October 2006	Retired; Principal from 1983 to 2004, William Blair & Company, LLC	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since November 1996	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, through October 2003	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since August 2001	Owner and Chief Executive Officer, RKR Consultants, Inc. and non-profit board member since 2005	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	Cleveland Cliffs Inc (a producer of iron ore pellets)

Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since September 1996	Attorney At Law, Owner, and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman, and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning, and public relations organization; Owner, Chairman, and Chief Executive Officer, ExcensusTM, LLC, a strategic demographic planning and application development firm	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FASF’s Board since September 1997; Director of FASF since September 1996	Governance consultant and non-profit board member; former Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant to State Farm Insurance Company through 2003	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

38   First American Funds 2008 Annual Report

Independent Directors
Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

First American Funds 2008 Annual Report   39

Notice toShareholders	August 31, 2008 (unaudited)

Officers
	Position(s)	Term of Office
Name, Address, and	Held	and Length of
Year of Birth	with Funds	Time Served	Principal Occupation(s) During Past 5 Years

Thomas S. Schreier, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962)*	President	Re-elected by the Board annually; President of FASF since February 2001	Chief Executive Officer of FAF Advisors, Inc.; Chief Investment Officer of FAF Advisors, Inc., since September 2007

Jeffery M. Wilson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956)*	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FASF since March 2000	Senior Vice President of FAF Advisors, Inc.

Charles D. Gariboldi, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Treasurer	Re-elected by the Board annually; Treasurer of FASF since October 2004	Mutual Funds Treasurer, FAF Advisors, Inc., since October 2004; prior thereto, Vice President of Investment Accounting and Fund Treasurer for Thrivent Financial for Lutherans

Jill M. Stevenson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FASF since September 2005	Mutual Funds Assistant Treasurer, FAF Advisors, Inc., since September 2005; prior thereto, Director, Senior Project Manager, FAF Advisors, Inc.

David H. Lui FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FASF since March 2005	Chief Compliance Officer for First American Funds and FAF Advisors, Inc., since March 2005; prior thereto, Chief Compliance Officer, Franklin Advisors, Inc. and Chief Compliance Counsel, Franklin Templeton Investments from March 2004 to March 2005; prior thereto, Vice President, Charles Schwab & Co., Inc.

Mark D. Corns FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1963)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FASF since September 2008	Director of Compliance, FAF Advisors, Inc., since June 2006; Compliance Manager, FAF Advisors, Inc. from January 2005 to June 2006; prior thereto, Compliance Manager, OppenheimerFunds, Inc.

Kathleen L. Prudhomme FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953)*	Secretary	Re-elected by the Board annually; Secretary of FASF since December 2004; prior thereto, Assistant Secretary of FASF since September 1998 through December 2004	Deputy General Counsel, FAF Advisors, Inc., since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

James D. Alt Dorsey & Whitney, LLP 50 South Sixth Street Suite 1500, Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since December 2004; prior thereto, Secretary of FASF since June 2002; Assistant Secretary of FASF from September 1998 through June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

James R. Arnold U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, WI 53202 (1957)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since June 2003	Senior Vice President, U.S. Bancorp Fund Services, LLC

Richard J. Ertel FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since June 2006 and from June 2003 through August 2004	Counsel, FAF Advisors, Inc., since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc. from September 2004 to May 2006; prior thereto, Counsel, FAF Advisors, Inc.

*	Messrs. Schreier, Wilson, Gariboldi, Lui, Corns, and Ertel, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment adviser and administrator for FASF. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Transfer Agent for FASF.

40   First American Funds 2008 Annual Report

Board of Directors  First American Strategy Funds, Inc.

Virginia Stringer

Chairperson of First American Strategy Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Strategy Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Strategy Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Strategy Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Strategy Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of
William Blair & Company, LLC

Leonard Kedrowski

Director of First American Strategy Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Strategy Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Strategy Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Strategy Funds, Inc.
Owner and President of Jim Wade Homes

First American Strategy Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers only through the period ended August 31, 2008. The portfolio managers’ views are subject to change at any time based upon market or other conditions.

This report is for the information of shareholders of the First American Strategy Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0182-08  10/2008  AR-STRATEGY

First American Funds.

August 31, 2008

2008 Annual Report

Income Builder Fund

Mutual fund investing involves risk; principal loss is possible.

The First American Income Builder Fund invests primarily in shares of underlying First American Funds. Your cost of investing in the fund will generally be higher that the cost of investing directly in the shares of the underlying mutual funds. The fund is exposed to the principal risks of the underlying funds in direct proportion to each fund’s allocation. Risks associated with the underlying funds include, but are not limited to, the volatility of equity investments; risks associated with fixed-income investments, including credit risk, interest-rate risk, and prepayment risk; the risk of investing in noninvestment-grade securities, which generally have more volatile prices and carry more risk to principal; and the risks associated with concentrating investments in the real estate industry.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Message to Shareholders  October 13, 2008

Dear Shareholders:

We invite you to take a few minutes to review the results of the fiscal year ended August 31, 2008.

This report includes a comparative performance graph and table, portfolio commentary, complete listing of portfolio holdings, and additional fund information. We hope you will find this helpful in monitoring your investment portfolio.

Also, through our website, firstamericanfunds.com, we provide quarterly performance information on all First American Funds, the economic outlook as viewed by our senior investment officers, and other information about fund investments and portfolio strategies.

Please contact your financial professional if you have questions about First American Funds or contact First American Investor Services at 800.677.FUND.

We appreciate your investment with First American Funds and look forward to serving your financial needs in the future.

Sincerely,

Virginia L. Stringer Chairperson of the Board First American Strategy Funds, Inc.	Thomas S. Schreier, Jr. President First American Strategy Funds, Inc.

First American Funds 2008 Annual Report   1

Explanation of Financial Statements

As a shareholder in the fund, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund on the last day of the reporting period and presents the fund’s net asset value (“NAV”) and market price per share. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The market price is the closing price on the exchange on which the fund’s shares trade. This price, which may be higher or lower than the fund’s NAV, is the price an investor pays or receives when shares of the fund are purchased or sold. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred buy not yet paid.

The Statement of Operations details the dividends and interest income earned from investments as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results and distributions to shareholders during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Statement of Cash Flows is required when a fund has a substantial amount of illiquid investments, a substantial amount of the fund’s securities are internally valued, or the fund carries some amount of debt. When presented, this statement explains the change in cash during the reporting period. It reconciles net cash provided by and used for operating activities to the net increase or decrease in net assets from operations and classifies cash receipts and payments as resulting from operating, investing, and financing activities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies. Included within the notes to financial statements is the Financial Highlights. This table provides a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase or sale of securities.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (bonds, common stock, etc.) and by industry classification (healthcare, education, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to Financial Statements provide additional details on how the securities are valued.

We hope this guide to your shareholder report will help you get the most out of this important resource.

2   First American Funds 2008 Annual Report

Income Builder Fund

Investment Objective: primary objective is to provide investors with current income; secondary objective is growth of capital.

How did the fund perform for the fiscal year ended August 31, 2008?
The First American Income Builder Fund, Class Y shares, returned -4.43% for the fiscal year ended August 31, 2008 (Class A shares returned -4.67% without taking the sales charge into account). By comparison, the fund’s benchmark, the Dow Jones Moderately Conservative U.S. Portfolio Index*, returned -0.29% for the same period.

What were the general economic and market conditions?
Economic growth turned sharply lower following residual strength in the third quarter of 2007. Gross Domestic Product (“GDP”) contracted slightly in the final quarter of 2007 and produced moderate growth in the first half of 2008. The moderate growth reported during the first half of 2008 reflected persistent strength in foreign economic activity, which aided exports, and fiscal stimulus, which provided a substantial boost to disposable income, supporting real personal consumption expenditures. Despite moderate gains in GDP during the first half of 2008, payroll employment has steadily declined and the unemployment rate has risen sharply during this period. The weakness in labor markets and broader economic activity, along with ongoing disruptions within the credit and financial markets, prompted the Federal Reserve (Fed) to continue easing monetary policy into early 2008, bringing the funds rate down to 2% despite inflationary pressures (primarily concentrated in energy and other commodity markets) that have since abated. Earnings estimates for the S&P 500 have been reduced dramatically over this period as a result of financial sector losses and weakening in broader economic activity.

What was the overall investment strategy?
The fund is a diversified fund-of-funds, combining stock and bond funds in an attempt to generate income and capture market growth. The fund may invest in six underlying First American funds: First American Equity Income Fund, First American Large Cap Value Fund, First American Quantitative Large Cap Value Fund, First American Real Estate Securities Fund, First American High Income Bond Fund, and First American U.S. Government Mortgage Fund. At any point in time, however, the percentage of the fund’s assets allocated to a particular underlying fund may range from 0% to 40%. The fund may also invest in income-producing equity securities, such as dividend-paying common stocks, and in securities of unaffiliated investment companies.

What were the portfolio allocations over the fiscal year?
The fund had the majority of its assets allocated to fixed-income funds throughout the past fiscal year. Total fixed-income allocations remained at approximately 63% of assets throughout the fiscal year. In the last half of the year we decreased our allocation to the First American High Income Bond Fund somewhat, from about 35% of assets to approximately 33.5%. The other fixed-income holding, First American U.S. Government Mortgage Fund, accounted for approximately 28% of the Fund throughout the year.

The equity portfolio was made up of large-cap value equities (approximately one quarter of the fund) and a smaller position, about one-eighth of the fund on average, in real estate securities via our position in the First American Real Estate Securities Fund. Our large-cap value investment was primarily in the First American Large Cap Value Fund, but we continued to hold throughout the year a small supplemental portfolio of individual yield-oriented large-cap stocks and exchange-traded funds, including a very small position in foreign stocks via iShares MSCI EAFE Index Fund, an exchange-traded fund.

*	Unlike mutual funds, index returns do not reflect any expenses, transaction costs, or cash flow effects.

 Top Ten Holdings as of August 31, 20081 (% of net assets)

First American High Income Bond Fund, Class Y	33.3%
First American U.S. Government Mortgage Fund, Class Y	27.6%
First American Large Cap Value Fund, Class Y	21.0%
First American Real Estate Securities Fund, Class Y	12.7%
iShares Dow Jones Select Dividend Index	0.8%
First American Prime Obligations Fund, Class Z	0.8%
iShares MSCI EAFE Index Fund	0.6%
Exxon Mobil	0.3%
Pfizer	0.2%
Progress Energy	0.2%

 Portfolio Allocation as of August 31, 20081 (% of net assets)

Fixed Income Funds	60.9%
Equity Funds	33.7
Exchange-Traded Funds	1.6
Utilities	0.7
Financials	0.5
Energy	0.4
Materials	0.4
Telecommunication Services	0.3
Healthcare	0.2
Consumer Discretionary	0.1
Industrials	0.1
Short-Term Investment	0.8
Other Assets and Liabilities, Net[2]	0.3

100.0%

[1]	Fund holdings and portfolio allocations are subject to change at any time and are not recommendations to buy or sell any security.

[2]	Investments in securities typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expense incurred but not yet paid.

First American Funds 2008 Annual Report   3

Income Builder Fund  concluded

 Annual Performance1,2

	August 31, 2008			September 30, 2008*
		Since Inception			Since Inception
	1 year	5/31/2006	12/20/2006	1 year	5/31/2006	12/20/2006

Average annual return with sales charge (POP)
Class A	(8.70)%	0.35%	—	(14.93)%	(1.65)%	—

Class B	(9.84)%	1.53%	—	(15.99)%	(0.56)%	—

Class C	(6.28)%	1.53%	—	(12.78)%	(0.61)%	—

Average annual return without sales charge (NAV)
Class A	(4.67)%	2.29%	—	(11.17)%	0.18%	—

Class B	(5.36)%	1.53%	—	(11.82)%	(0.56)%	—

Class C	(5.39)%	1.53%	—	(11.95)%	(0.61)%	—

Class R	(4.90)%	—	(2.82)%	(11.49)%	—	(5.28)%

Class Y	(4.43)%	2.49%	—	(11.05)%	0.34%	—

Dow Jones Moderately Conservative U.S. Portfolio Index[3]	(0.29)%	4.34%	2.10%	(8.51)%	1.42%	(1.54)%

The performance data quoted on this page represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance data quoted. Performance data current to the most recent month-end may be obtained by calling 800.677.FUND.

[1]	Total returns at net asset value (“NAV”) reflect performance over the time period indicated without including the fund’s maximum sales charge and assume reinvestment of all distributions at NAV.

Total returns at public offering price (“POP”) reflect performance over the time period indicated including maximum sales charges of 4.25% for Class A shares and the contingent deferred sales charge (“CDSC”) for Class B and Class C shares for the relevant period. Maximum CDSC is 5.00% for Class B shares and 1.00% for Class C shares. Total returns assume reinvestment of all dividends at NAV.

As of the most recent prospectus, the fund’s total annual fund operating expense ratio (including acquired fund fees and expenses, which the fund indirectly bears) for Class A, Class B, Class C, Class R, and Class Y shares was 2.79%, 3.54%, 3.54%, 3.04% and 2.54%, respectively. The advisor has contractually agreed to waive fees and reimburse other fund expenses through at least December 31, 2009 so that total annual fund operating expenses (after all waivers and excluding acquired fund fees and expenses) for Class A, Class B, Class C, Class R and Class Y shares do not exceed 0.35%, 1.10%, 1.10%, 0.60% and 0.10%, respectively. These fee waivers and expense reimbursements may be terminated at any time after December 31, 2009, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund’s board of directors.

*	This table presents average annual total returns through the latest calendar quarter – rather than through the end of the fiscal period.

 Value of $10,000 Investment1,2,4 as of August 31, 2008

Class A

Income Builder Fund, Class A (NAV)	$10,522

Income Builder Fund, Class A (POP)	$10,079

Dow Jones Moderately Conservative U.S. Portfolio Index[3]	$11,005

This chart illustrates the total value of an assumed $10,000 investment in the fund’s Class A shares (from 5/31/2006 to 8/31/2008) as compared to the fund’s primary benchmark index.

Class A

[2]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Investment performance reflects fee waivers that are or were in effect. In the absence of such fee waivers, total returns would be reduced. Index performance is for illustrative purposes only and does not reflect any expenses, transaction costs, or cash flow effects. Direct investment in the index is not available.

[3]	An index that is a composite of subindices representing the U.S. stock, bond, and cash asset classes. The stock asset class is represented by the following subindices: DJ U.S. Large Cap Growth Index, DJ U.S. Large Cap Value Index, DJ U.S. Mid Cap Growth Index, DJ U.S. Mid Cap Value Index, DJ U.S. Small Cap Growth Index, and DJ Small Cap Value Index. The bond asset class is represented by the following subindices: Lehman U.S. Government Bond Index, Lehman Corporate Bond Index, and Lehman U.S. Mortgage Backed Index. The cash asset class is represented by the Lehman 1-3 Month T-bill Index. The index is rebalanced monthly by Dow Jones & Company, Inc.

[4]	Performance for Class B, Class C, Class R, and Class Y shares is not presented. Performance for these classes will vary due to the different expense structures.

4   First American Funds 2008 Annual Report

Expense Example

As a shareholder of the Income Builder Fund (the “fund”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2008, to August 31, 2008.

Actual Expenses
For each class, two lines are presented in the table below – the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value in the fund and class divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Income Builder Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (3/01/08 to
	Value (3/01/08)	Value (8/31/08)	8/31/08)

Class A Actual[2]	$1,000.00	$978.30	$1.74

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,023.38	$1.78

Class B Actual[2]	$1,000.00	$974.80	$5.46

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58

Class C Actual[2]	$1,000.00	$974.70	$5.46

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.58

Class R Actual[2]	$1,000.00	$977.10	$2.98

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,022.12	$3.05

Class Y Actual[2]	$1,000.00	$979.60	$0.50

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,024.63	$0.51

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.35%, 1.10%, 1.10%, 0.60%, and 0.10% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/366 (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. Please refer to your prospectus for details on the expenses that apply to the underlying funds.

[2]	Based on the actual returns for the six-month period ended August 31, 2008 of -2.17%, -2.52%, -2.53%, -2.29%, and -2.04% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2008 Annual Report   5

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors
First American Strategy Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Income Builder Fund (a series of First American Strategy Funds, Inc.) (the “fund”) as of August 31, 2008 and the related statements of operations, changes in net assets and financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2008, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Income Builder Fund at August 31, 2008, the results of its operations, changes in its net assets and the financial highlights for the periods indicated therein, in conformity with U.S. generally accepted accountings principles.

Minneapolis, Minnesota
October 23, 2008

6   First American Funds 2008 Annual Report

Schedule of Investments  August 31, 2008, all dollars are rounded to thousands (000)

Income Builder Fund
DESCRIPTION	SHARES	VALUE

Investment Companies – 96.2%
Equity Funds Å – 33.7%
First American Large Cap Value Fund, Class Y	286,909	$4,668
First American Real Estate Securities Fund, Class Y	154,446	2,833

		7,501

Exchange-Traded Funds – 1.6%
iShares Dow Jones Select Dividend Index	3,500	186
iShares MSCI EAFE Index Fund	2,000	127
KBW Bank	600	20
KBW Capital Markets	500	23

		356

Fixed Income Funds Å – 60.9%
First American High Income Bond Fund, Class Y	887,293	7,418
First American U.S. Government Mortgage Fund, Class Y	621,102	6,168

		13,586

Total Investment Companies
(Cost $24,662)		21,443

Common Stocks – 2.7%
Consumer Discretionary – 0.1%
Regal Entertainment Group, Class A	1,900	32

Energy – 0.4%
Chevron	300	26
Exxon Mobil	700	56
Rowan	400	14

		96

Financials – 0.5%
Allied Capital	1,100	16
American Capital Strategies	900	20
Bank of America	900	28
CapitalSource – REIT	300	4
Citigroup	800	15
Huntington Bancshares	300	2
Wachovia	100	2
Washington Mutual	800	3
Wells Fargo	800	24

		114

Healthcare – 0.2%
Pfizer	2,600	50

Industrials – 0.1%
General Electric	600	17

Materials – 0.4%
Dow Chemical	700	24
MeadWestvaco	900	24
Packaging Corporation of America	1,200	31
Southern Copper	300	7

		86

Telecommunication Services – 0.3%
AT&T	900	29
Frontier Communications	2,800	35

		64

Utilities – 0.7%
Consolidated Edison	700	28
Energy East	1,500	41
Nicor	300	14
Progress Energy	1,000	44
TECO Energy	1,200	21

		148

Total Common Stocks
(Cost $777)		607

Short-Term Investment – 0.8%
First American Prime Obligations Fund, Class Z Å
(Cost $182)	181,712	182

Total Investments – 99.7%
(Cost $25,621)		22,232

Other Assets and Liabilities, Net – 0.3%		72

Total Net Assets – 100.0%		$22,304

Å	Investments in affiliated securities. These funds are advised by FAF Advisors, Inc., which also serves as advisor to this fund. See note 3 in Notes to Financial Statements.

REIT – Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

First American Funds 2008 Annual Report   7

Statement ofAssets and Liabilities	August 31, 2008, all dollars and shares are rounded to thousands (000), except for per share data

Income
Builder
Fund

ASSETS:
Affiliated funds at value (cost: $24,385) (notes 2 and 6)	$21,269
Unaffiliated investments at value (cost: $1,236) (note 2)	963
Receivable for dividends and interest	87
Receivable for capital shares sold	1
Receivable from advisor	6
Prepaid expenses and other assets	65

Total assets	22,391

LIABILITIES:
Payable for capital shares redeemed	41
Payable to affiliates (note 3)	19
Payable for distribution and shareholder servicing fees	9
Accrued expenses and liabilities	18

Total liabilities	87

Net assets	$22,304

COMPOSITION OF NET ASSETS:
Portfolio capital	$25,380
Undistributed net investment income	12
Accumulated net realized gain on investments (note 2)	301
Net unrealized depreciation of investments	(3,389)

Net assets	$22,304

Class A:
Net assets	$10,399
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	1,137
Net asset value and redemption price per share	$9.14
Maximum offering price per share [1]	$9.55
Class B:
Net assets	$2,284
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	250
Net asset value, offering price, and redemption price per share [2]	$9.14
Class C:
Net assets	$5,977
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	655
Net asset value, offering price, and redemption price per share [2]	$9.13
Class R:
Net assets	$10
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	1
Net asset value, offering price, and redemption price per share	$9.14
Class Y:
Net assets	$3,634
Shares issued and outstanding ($0.01 par value – 10 billion authorized)	398
Net asset value, offering price, and redemption price per share	$9.13

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 4.25%.

[2]	Class B and C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

8   First American Funds 2008 Annual Report

Statement ofOperations	For the year ended August 31, 2008, all dollars are rounded to thousands (000)

Income
Builder
Fund

INVESTMENT INCOME:
Income distributions received from underlying affiliated funds	$1,374
Dividends from unaffiliated investments	63

Total investment income	1,437

EXPENSES (note 3):
Investment advisory fees	23
Administration fees	9
Transfer agent fees	123
Custodian fees	1
Legal fees	12
Audit fees	29
Registration fees	55
Postage and printing fees	15
Directors’ fees	24
Other expenses	22
Distribution and shareholder servicing fees – Class A	30
Distribution and shareholder servicing fees – Class B	20
Distribution and shareholder servicing fees – Class C	64

Total expenses	427

Less: Fee waivers (note 3)	(289)

Total net expenses	138

Investment income – net	1,299

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS – NET (note 5):
Capital gain distributions received from underlying affiliated funds	709
Net realized loss in affiliated funds	(196)
Net realized loss in unaffiliated investments	(141)
Net change in unrealized appreciation or depreciation of investments	(2,894)

Net loss on investments	(2,522)

Net decrease in net assets resulting from operations	$(1,223)

First American Funds 2008 Annual Report   9

Statement ofChanges in Net Assets	all dollars are rounded to thousands (000)

	Income
	Builder
	Fund

	Year Ended	Year Ended
	8/31/08	8/31/07

OPERATIONS:
Investment income – net	$1,299	$857
Capital gain distributions received from underlying affiliated funds	709	246
Net realized gain (loss) on affiliated funds	(196)	24
Net realized gain (loss) on unaffiliated investments	(141)	1
Net change in unrealized appreciation or depreciation of investments	(2,894)	(665)

Net increase (decrease) in net assets resulting from operations	(1,223)	463

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(693)	(624)
Class B	(100)	(48)
Class C	(320)	(265)
Class R	—	(1)
Class Y	(171)	(118)
Net realized gain on investments
Class A	(68)	(8)
Class B	(10)	(1)
Class C	(37)	(4)
Class R	—	—
Class Y	(14)	(1)

Total distributions	(1,413)	(1,070)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	3,499	12,117
Reinvestment of distributions	527	483
Payments for redemptions	(4,720)	(3,080)

Increase (decrease) in net assets from Class A transactions	(694)	9,520

Class B:
Proceeds from sales	1,404	1,156
Reinvestment of distributions	83	34
Payments for redemptions	(298)	(167)

Increase in net assets from Class B transactions	1,189	1,023

Class C:
Proceeds from sales	1,871	6,807
Reinvestment of distributions	233	176
Payments for redemptions	(2,518)	(510)

Increase (decrease) in net assets from Class C transactions	(414)	6,473

Class R:[1]
Proceeds from sales	—	10
Reinvestment of distributions	1	1
Payments for redemptions	—	—

Increase in net assets from Class R transactions	1	11

Class Y:
Proceeds from sales	1,872	2,829
Reinvestment of distributions	12	34
Payments for redemptions	(593)	(3,306)

Increase (decrease) in net assets from Class Y transactions	1,291	(443)

Increase in net assets from capital share transactions	1,373	16,584

Total increase (decrease) in net assets	(1,263)	15,977
Net assets at beginning of year	23,567	7,590

Net assets at end of year	$22,304	$23,567

Undistributed (distributions in excess of) net investment income at end of year	$12	$(3)

[1]	Share Class commenced operations on December 20, 2006.

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2008 Annual Report

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Financial Highlights   For a share outstanding throughout the indicated period.

			Realized and
	Net Asset		Unrealized		Distributions				Net Asset
	Value	Net	Gains	Total from	from Net	Distributions	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	from Return	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	of Capital	Distributions	Period

Income Builder Fund[1]
Class A
2008[2]	$10.20	$0.57	$(1.02)	$(0.45)	$(0.56)	$(0.05)	$—	$(0.61)	$9.14
2007[2]	10.25	0.53	0.12	0.65	(0.69)	(0.01)	—	(0.70)	10.20
2006[3]	10.00	0.11	0.27	0.38	(0.10)	—	(0.03)	(0.13)	10.25
Class B
2008[2]	$10.20	$0.48	$(1.00)	$(0.52)	$(0.49)	$(0.05)	$—	$(0.54)	$9.14
2007[2]	10.23	0.44	0.14	0.58	(0.60)	(0.01)	—	(0.61)	10.20
2006[3]	10.00	0.08	0.26	0.34	(0.09)	—	(0.02)	(0.11)	10.23
Class C
2008[2]	$10.19	$0.50	$(1.03)	$(0.53)	$(0.48)	$(0.05)	$—	$(0.53)	$9.13
2007[2]	10.23	0.46	0.12	0.58	(0.61)	(0.01)	—	(0.62)	10.19
2006[3]	10.00	0.11	0.24	0.35	(0.09)	—	(0.03)	(0.12)	10.23
Class R
2008[2]	$10.20	$0.54	$(1.02)	$(0.48)	$(0.53)	$(0.05)	$—	$(0.58)	$9.14
2007[4]	10.74	0.29	(0.27)	0.02	(0.55)	(0.01)	—	(0.56)	10.20
Class Y
2008[2]	$10.19	$0.58	$(1.01)	$(0.43)	$(0.58)	$(0.05)	$—	$(0.63)	$9.13
2007[2]	10.24	0.52	0.16	0.68	(0.72)	(0.01)	—	(0.73)	10.19
2006[3]	10.00	0.10	0.27	0.37	(0.10)	—	(0.03)	(0.13)	10.24

[1]	Per share data calculated using average shares outstanding method.

[2]	For the period September 1 to August 31 in the fiscal year indicated.

[3]	For the period May 31, 2006, when the class of shares was offered, to August 31, 2006. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period December 20, 2006, when the class of shares was offered, to August 31, 2007. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

[6]	Expense ratios do not include expenses of the underlying funds.

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2008 Annual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses to	Income (Loss)
		Ratio of	Investment	Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets[6]	Net Assets	Waivers)[6]	Waivers)	Rate

(4.67)%	$10,399	0.35%	5.83%	1.59%	4.59%	23%
6.34	12,438	0.35	5.08	2.02	3.41	36
3.80	3,264	0.35	4.07	5.53	(1.11)	32

(5.36)%	$2,284	1.10%	4.94%	2.34%	3.70%	23%
5.69	1,340	1.10	4.23	2.77	2.56	36
3.45	351	1.10	3.11	6.28	(2.07)	32

(5.39)%	$5,977	1.10%	5.12%	2.34%	3.88%	23%
5.69	7,111	1.10	4.34	2.77	2.67	36
3.48	858	1.10	4.39	6.28	(0.79)	32

(4.90)%	$10	0.60%	5.51%	1.84%	4.27%	23%
0.18	10	0.60	3.92	2.27	2.25	36

(4.43)%	$3,634	0.10%	5.95%	1.34%	4.71%	23%
6.64	2,668	0.10	5.01	1.77	3.34	36
3.72	3,117	0.10	4.04	5.28	(1.14)	32

First American Funds 2008 Annual Report   13

Notes toFinancial Statements	August 31, 2008, all dollars and shares are rounded to thousands (000)

1 >	Organization

The Income Builder Fund (the “fund” ) is a mutual fund offered by First American Strategy Funds, Inc. (“FASF”), which is a member of the First American Family of Funds. The fund commenced operations May 31, 2006. FASF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. The fund primarily invests in First American Funds, Inc. (“FAF”) and First American Investment Funds, Inc. (“FAIF”) in a “fund of funds” structure. FASF’s articles of incorporation permit the board of directors to create additional funds and classes in the future.

The fund offers Class A, Class B, Class C, Class R, and Class Y shares. Class A shares are sold with a front-end sales charge. As of June 30, 2008, no new or additional investments are allowed in Class B shares, except through permitted exchanges and any reinvested dividends. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The fund’s prospectus provides a description of the fund’s investment objectives, principal investment strategy, and principal risks. All classes of shares in the fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the fund are as follows:

SECURITY VALUATIONS – Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Security valuations for the fund’s equity investments and investments in unaffiliated investment companies are furnished by an independent pricing service that has been approved by the fund’s board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the fund utilizes the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially effect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. As of August 31, 2008, the fund held no fair valued securities.

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the fund records security transactions on the trade date of the security purchase or sale. Income and capital gain distributions from underlying funds are recorded on the ex-dividend date. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared and paid monthly in cash or are reinvested in additional shares of the fund at net asset value. Any net realized capital gains on sales of the fund’s securities and any capital gain distributions received from the underlying funds are distributed to shareholders at least annually.

FEDERAL TAXES – The fund is treated as a separate taxable entity. The fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code (the Code), as amended and to distribute all taxable income, if any to its shareholders. Accordingly, no provision for federal income taxes is required.

Financial Accounting Standards Board (“FASB”) Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”) provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. As of August 31, 2008, the fund did not have any positions that did not meet the “more-likely-than-

14   First American Funds 2008 Annual Report

not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to losses deferred from wash sales and return of capital distributions. To the extent these differences are permanent, reclassifications are made to the appropriate equity accounts in the fiscal period in which the differences arise.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period or year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the fiscal years ended August 31, 2008 and 2007, were as follows:

	August 31, 2008

	Ordinary	Long Term
Fund	Income	Gain	Total

Income Builder Fund	$1,287	$126	$1,413

	August 31, 2007

	Ordinary	Return of
Fund	Income	Capital	Total

Income Builder Fund	$970	$100	$1,070

As of August 31, 2008, the components of accumulated earnings (deficit) on a tax-basis were as follows:

	Undistributed	Undistributed		Total
	Ordinary	Long Term	Unrealized	Accumulated
Fund	Income	Capital Gain	Depreciation	Deficit

Income Builder Fund	$17	$547	$(3,636)	$(3,072)

The difference between book-basis and tax-basis unrealized appreciation is primarily due to the tax deferral of losses on wash sales.

EXPENSES – Expenses that are directly related to the fund are charged directly to the fund. Other operating expenses of the First American Family of Funds are allocated to the fund on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of the fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds. The fund did not have any interfund lending transactions during the fiscal year ended August 31, 2008.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds, as designated by the board of directors. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of net assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors, Inc. (“FAF Advisors”), manages the fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires the fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.10% of the fund’s annual average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses through December 31, 2009, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed 0.35% for Class A shares, 1.10% for Class B shares, 1.10% for Class C shares, 0.60% for Class R, and 0.10% for Class Y shares.

ADMINISTRATION FEES – FAF Advisors serves as the fund’s administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Effective October 1, 2006, the administration agreement was amended to provide that FAF Advisors will not charge the funds a fee for the provision of administration services. The funds reimburse the sub-administrator for any out-of-pocket expenses incurred in providing administrative services.

First American Funds 2008 Annual Report   15

Notes toFinancial Statements	August 31, 2008, all dollars and shares are rounded to thousands (000)

Prior to October 1, 2006, FAF Advisors was compensated to provide, or compensated other entities to provide, services to the funds. These services included various legal, oversight, administrative, and accounting services. The funds paid FAF Advisors administration fees, which were calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator were paid from the administration fee. In addition to these fees, the funds reimbursed FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the fund’s transfer agent pursuant to a transfer agent agreement with FASF. The fund is charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees will be charged to the fund based upon the number of accounts within the fund. In addition to these fees, the fund may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the fund’s custodian pursuant to a custodian agreement with FASF. The custodian fee charged for the fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of the fund’s custodian expense. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statement of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the fiscal year ended August 31, 2008, custodian fees were not increased as a result of overdrafts and were not decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the fund pursuant to a distribution agreement with FASF. Under the distribution agreement, and pursuant to a plan adopted by the fund under rule 12b-1 of the Investment Company Act, the fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of the fund’s average daily net assets attributable to Class A shares, Class B shares, Class C, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Under this distribution and shareholder servicing agreement, $55 was retained by affiliates of FAF Advisors for the fiscal year ended August 31, 2008.

OTHER EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, the fund is responsible for paying most other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. In addition to the fund’s direct expenses as described above, fund shareholders also bear a proportionate share of the underlying affiliated funds’ expenses. For the fiscal year ended August 31, 2008, legal fees and expenses of $6 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

Contingent Deferred Sales Charge
as a Percentage of Dollar
Year Since Purchase	Amount Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the fiscal year ended August 31, 2008, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the fund’s shares were $63.

16   First American Funds 2008 Annual Report

4 >	Capital Share Transactions

FASF has 10 trillion shares of $0.01 par value capital stock authorized. Capital share transactions for the fund were as follows:

	Year	Year
	Ended	Ended
	8/31/08	8/31/07

Class A:
Shares issued	348	1,151
Shares issued in lieu of cash distributions	53	46
Shares redeemed	(483)	(297)

Total Class A transactions	(82)	900

Class B:
Shares issued	141	110
Shares issued in lieu of cash distributions	9	3
Shares redeemed	(31)	(16)

Total Class B transactions	119	97

Class C:
Shares issued	194	647
Shares issued in lieu of cash distributions	24	17
Shares redeemed	(261)	(50)

Total Class C transactions	(43)	614

Class R:
Shares issued	—	1
Shares issued in lieu of cash distributions	—	—
Shares redeemed	—	—

Total Class R transactions	—	1

Class Y:
Shares issued	196	268
Shares issued in lieu of cash distributions	1	4
Shares redeemed	(61)	(314)

Total Class Y transactions	136	(42)

Net increase in capital shares	130	1,570

5 >	Investment Security Transactions

Cost of purchases and proceeds from sales of securities, other than temporary investments in short-term securities, for the fiscal year ended August 31, 2008, aggregated $7,334 and $5,221, respectively.

The aggregate gross unrealized appreciation and depreciation of securities held by the fund and the total cost of securities for federal income tax purposes at August 31, 2008, were as follows:

	Aggregate	Aggregate		Federal
	Gross	Gross		Income
Fund	Appreciation	Depreciation	Net	Tax Cost

Income Builder Fund	$43	$(3,679)	$(3,636)	$25,868

6 >	Investments In Underlying Affiliated Funds

The fund does not invest in the underlying funds for the purpose of exercising management or control. As of August 31, 2008, Income Builder Fund did not hold positions which exceeded 5% of any underlying fund’s outstanding shares.

7 >	Indemnifications

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. However, the fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8 >	New Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of August 31, 2008, the funds do not believe the adoption of FAS 157 will materially impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the Statement of Operations for a fiscal period.

First American Funds 2008 Annual Report   17

Notice toShareholders	August 31, 2008 (unaudited)

TAX INFORMATION

The information set forth below is for the fund’s fiscal year as required by federal laws. Most shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal periods of the fund. Accordingly, the information needed for income tax purposes will be sent in early 2009 on Form 1099-DIV. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended August 31, 2008, the fund has designated long term capital gains and ordinary income with regard to distributions paid during the period as follows:

	Long Term	Ordinary
	Capital Gains	Income	Total
	Distributions	Distributions	Distributions
Fund	(Tax Basis) (a)	(Tax Basis) (a)	(Tax Basis)

Income Builder Fund	9%	91%	100%

(a)	Based on a percentage of the fund’s total distributions.

Shareholder Notification of Federal Tax Status:

The fund designates 16.78% of the ordinary income distributions during the fiscal year ended August 31, 2008 as dividends qualifying for the dividends received deduction available to corporate shareholders.

In addition, the fund designates 21.00% of the ordinary income distributions from net investment income during the fiscal year ended August 31, 2008 as qualifying income available to individual shareholders under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

Additional Information Applicable to Foreign Shareholders Only:

The percentage or ordinary income distributions that are designated as interest-related dividends under Internal Revenue Code Section 871(k)(1)(c) for the fund was 0.42%.

The percentage of ordinary income distributions that are designated as short term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the fund was 0.02%.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the fund voted proxies relating to portfolio securities, is available at www.firstamericanfunds.com and on the U.S. Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

The fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The fund’s Forms N-Q will be available (1) without charge upon request by calling 800.677.FUND and (2) on the U.S. Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the fund’s Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330.

QUARTERLY PORTFOLIO HOLDINGS

The fund will make portfolio holdings information publicly available by posting the information at www.firstamericanfunds.com on a quarterly basis. The fund will attempt to post such information within 10 business days of the calendar quarter end.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Directors of the Funds (the “Board”), which is comprised entirely of independent directors, oversees the management of each Fund and, as required by law, determines annually whether to renew the Funds’ advisory agreement with FAF Advisors, Inc. (“FAF Advisors”).

18   First American Funds 2008 Annual Report

At a meeting on May 5-7, 2008, the Board considered information relating to the Funds’ investment advisory agreement with FAF Advisors (the “Agreement”). In advance of the meeting, the Board received materials relating to the Agreement, and had the opportunity to ask questions and request further information in connection with its consideration. At a subsequent meeting on June 17-19, 2008, the Board concluded its consideration of and approved the Agreement through June 30, 2009.

Although the Agreement, which is with First American Strategy Funds, Inc., relates to all of the Funds, the Board separately considered and approved the Agreement with respect to each Fund. In considering the Agreement, the Board, advised by independent legal counsel, reviewed and considered the factors it deemed relevant, including: (1) the nature, quality and extent of FAF Advisors’ services to each Fund, (2) the investment performance of the Funds, (3) the profitability of FAF Advisors related to the Funds, including an analysis of FAF Advisors’ cost of providing services and comparative expense information, (4) whether economies of scale may be realized as the Funds grow and whether fee levels are adjusted to enable Fund investors to share in these potential economies of scale, and (5) other benefits that accrue to FAF Advisors through its relationship with the Funds. In its deliberations, the Board did not identify any single factor which alone was responsible for the Board’s decision to approve the Agreement with respect to any Fund.

Before approving the Agreement, the independent directors met in executive session with its independent counsel on numerous occasions to consider the materials provided by FAF Advisors and the terms of the Agreement. Based on its evaluation of those materials, the Board concluded that the Agreement is fair and in the best interests of the shareholders of each Fund. In reaching its conclusions, the Board considered the following:

Nature, Quality, and Extent of Investment Advisory Services

The Board examined the nature, quality and extent of the services provided by FAF Advisors to each Fund. The Board reviewed FAF Advisors’ key personnel who provide investment management services to each Fund as well as the fact that, under the Agreement, FAF Advisors has the authority and responsibility to make and execute investment decisions for each Fund within the framework of that Fund’s investment policies and restrictions, subject to review by the Board. The Board further considered that FAF Advisors’ duties with respect to each Fund include: (i) investment research and security selection, (ii) adherence to (and monitoring compliance with) the Fund’s investment policies and restrictions and the Investment Company Act of 1940, and (iii) monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, sub-administrator, transfer agent and custodian. Finally, the Board considered FAF Advisors’ representation that the services provided by FAF Advisors under the Agreement are the types of services customarily provided by investment advisors in the fund industry. The Board also considered compliance reports about FAF Advisors from the Funds’ Chief Compliance Officer.

Based on the foregoing, the Board concluded that each Fund is likely to benefit from the nature, quality and extent of the services provided by FAF Advisors under the Agreement.

Investment Performance of the Funds

The Board considered the performance of each Fund, including comparative information provided by an independent data service regarding the median performance of a group of comparable funds selected by that data service (the “performance universe”) and how each Fund performed versus its benchmark index. The performance periods reviewed by the Board all ended on January 31, 2008.

The Board also considered that, in reviewing the comparative performance of the Funds, the different expense levels of a Fund’s share classes can result in different net performance results for each of those classes. Thus, while the Board considered the performance of all classes, it focused on Class Y shares, which, because they have the lowest total expense ratios, offered the most meaningful data on performance.

Strategy Aggressive Growth Allocation Fund. The Board considered that the Fund outperformed its performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the interest of the Fund and its shareholders to renew the Agreement.

Strategy Growth Allocation Fund. The Board considered that the Fund outperformed its benchmark for the one-, three- and five-year periods. The Board also considered that the Fund outperformed its performance universe for the one- and three-year periods, though it underperformed its performance universe for the five-year period. The Board concluded that, in light of the Fund’s competitive performance, it would be in the interest of the Fund and its shareholders to renew the Agreement.

Strategy Growth & Income Allocation Fund. The Board considered that the Fund outperformed its performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the interest of the Fund and its shareholders to renew the Agreement.

First American Funds 2008 Annual Report   19

Notice toShareholders	August 31, 2008 (unaudited)

Strategy Income Allocation Fund. The Board considered that the Fund outperformed its performance universe and its benchmark for the one-, three- and five-year periods. The Board concluded that it would be in the interest of the Fund and its shareholders to renew the Agreement.

Income Builder Fund. The Board considered that the Fund commenced operations on May 31, 2006 and has a short operating history. The Board also noted that the Fund performed competitively against its performance universe since inception (though it underperformed its benchmark and its performance universe for the one-year period). The Board concluded that, in light of the Funds’ competitive performance, it would be in the interest of the Fund and its shareholders to renew the Agreement with respect to each Fund.

Costs of Services and Profits Realized by FAF Advisors

The Board reviewed FAF Advisors’ costs in serving as each Fund’s investment manager, including the costs associated with the personnel and systems necessary to manage each Fund. The Board also considered the profitability of FAF Advisors and its affiliates resulting from their relationship with each Fund. For each Fund, the Board reviewed fee and expense information as compared to that of other funds and accounts managed by FAF Advisors and of comparable funds managed by other advisers. The Board found that while the management fees for FAF Advisors’ institutional separate accounts are lower than the Funds’ management fees, the Funds receive additional services from FAF Advisors that separate accounts do not receive.

Using information provided by an independent data service, the Board also evaluated each Fund’s advisory fee compared to the median advisory fee for other mutual funds similar in size, character and investment strategy, and each Fund’s total expense ratio after waivers compared to the median total expense ratio of comparable funds. In connection with its review of Fund fees and expenses, the Board considered FAF Advisors’ pricing philosophy. FAF Advisors attempts generally to maintain each Fund’s total operating expenses at a level that approximates the median of a peer group of funds selected by an independent data service. In addition, FAF Advisors has committed to waive its investment advisory fees to the extent necessary to maintain the Funds’ total expense ratios at levels generally in line with their respective peer groups.

The Board noted that the information provided by an independent data service reflected that, with the exception of Strategy Growth & Income Allocation Fund (whose management fee and total expense ratio, after waivers, are higher than the peer group median, though consistent with FAF Advisors’ pricing philosophy), each Fund’s advisory fee and expense ratio after waivers are equal to or below its peer group median. The Board concluded FAF Advisors’ pricing philosophy is a reasonable one and that the Fund’s advisory fees and total expense ratios are reasonable in light of the services provided.

Economies of Scale in Providing Investment Advisory Services

The Board considered the extent to which each Fund’s investment advisory fee reflects economies of scale for the benefit of Fund shareholders. Based on information provided by FAF Advisors, the Board noted that profitability will likely increase somewhat as assets grow over time. The Board considered that, although the Funds do not have advisory fee breakpoints in place, FAF Advisors has committed to waive advisory fees to the extent necessary to keep each Fund’s total expenses generally in line with the median total expenses of a peer group of funds as selected by an independent data service. The Board considered FAF Advisors’ assertion that the median total expense ratio of a Fund’s peer group should reflect the effect of any breakpoints in the advisory fee schedules of the funds in that group and any economies of scale which those funds realize. Therefore, by capping a Fund’s total expense ratio at a level close to the median, Fund shareholders will effectively receive the benefit of any breakpoints in the comparable funds’ advisory fee schedules and any such economies of scale. In light of FAF Advisors’ commitment to keep total Fund expenses competitive, the Board concluded that it would be reasonable and in the best interest of each Fund and its shareholders to renew the Agreement.

Other Benefits to FAF Advisors

In evaluating the benefits that accrue to FAF Advisors through its relationship with the Funds, the Board noted that FAF Advisors and certain of its affiliates serve the Funds in various capacities, including as advisor, administrator, sub-administrator, transfer agent, distributor, and custodian, and receive compensation from the Funds in connection with providing services to the Fund. The Board considered that each service provided to the Funds by FAF Advisors or one of its affiliates is pursuant to a written agreement, which the Board evaluates periodically as required by law.

After full consideration of these factors, the Board concluded that approval of each Agreement was in the interest of the respective Fund and its shareholders.

20   First American Funds 2008 Annual Report

Directors and Officers of the Funds

Independent Directors
Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

Benjamin R. Field III P.O. Box 1329 Minneapolis, MN 55440-1329 (1938)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since September 2003	Retired; Senior Financial Advisor, Bemis Company, Inc. from May 2002 through February 2004	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since October 1997	Director, Charterhouse Group, Inc., a private equity firm, since October 2005; Vice President and Chief Operating Officer, Cargo-United Airlines, from July 2001 through retirement in June 2004	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Victoria J. Herget P.O. Box 1329 Minneapolis, MN 55440-1329 (1951)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since September 2003	Investment consultant and non-profit board member	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

John P. Kayser P.O. Box 1329 Minneapolis, MN 55440-1329 (1949)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since October 2006	Retired; Principal from 1983 to 2004, William Blair & Company, LLC	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since November 1996	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; former Chief Executive Officer, Creative Promotions International, LLC, a promotional award programs and products company, through October 2003	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since August 2001	Owner and Chief Executive Officer, RKR Consultants, Inc. and non-profit board member since 2005	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	Cleveland Cliffs Inc (a producer of iron ore pellets)

Joseph D. Strauss P.O. Box 1329 Minneapolis, MN 55440-1329 (1940)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since September 1996	Attorney At Law, Owner, and President, Strauss Management Company, a Minnesota holding company for various organizational management business ventures; Owner, Chairman, and Chief Executive Officer, Community Resource Partnerships, Inc., a strategic planning, operations management, government relations, transportation planning, and public relations organization; Owner, Chairman, and Chief Executive Officer, Excensus(TM), LLC, a strategic demographic planning and application development firm	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

Virginia L. Stringer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Chair; Director	Chair Term three years. Directors Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Chair of FASF’s Board since September 1997; Director of FASF since September 1996	Governance consultant and non-profit board member; former Owner and President, Strategic Management Resources, Inc., a management consulting firm; Executive Consultant to State Farm Insurance Company through 2003	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

First American Funds 2008 Annual Report   21

Notice toShareholders	August 31, 2008 (unaudited)

Independent Directors – concluded
Other
	Position(s)	Term of Office		Number of Portfolios	Directorships
Name, Address, and	Held	and Length of	Principal Occupation(s)	in Fund Complex	Held by
Year of Birth	with Funds	Time Served	During Past 5 Years	Overseen by Director	Director †

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified. Director of FASF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company	First American Funds Complex: twelve registered investment companies, including sixty-two portfolios	None

†	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act, or any company registered as an investment company under the Investment Company Act.

The Statement of Additional Information (SAI) includes additional information about fund directors and is available upon request without charge by calling 800-677-FUND or writing to First American Funds, P.O. Box 1330, Minneapolis, Minnesota, 55440-1330.

22   First American Funds 2008 Annual Report

Officers
	Position(s)	Term of Office
Name, Address, and	Held	and Length of
Year of Birth	with Funds	Time Served	Principal Occupation(s) During Past 5 Years

Thomas S. Schreier, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1962)*	President	Re-elected by the Board annually; President of FASF since February 2001	Chief Executive Officer of FAF Advisors, Inc.; Chief Investment Officer of FAF Advisors, Inc., since September 2007

Jeffery M. Wilson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1956)*	Vice President – Administration	Re-elected by the Board annually; Vice President – Administration of FASF since March 2000	Senior Vice President of FAF Advisors, Inc.

Charles D. Gariboldi, Jr. FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959)*	Treasurer	Re-elected by the Board annually; Treasurer of FASF since October 2004	Mutual Funds Treasurer, FAF Advisors, Inc., since October 2004; prior thereto, Vice President of Investment Accounting and Fund Treasurer for Thrivent Financial for Lutherans

Jill M. Stevenson FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965)*	Assistant Treasurer	Re-elected by the Board annually; Assistant Treasurer of FASF since September 2005	Mutual Funds Assistant Treasurer, FAF Advisors, Inc., since September 2005; prior thereto, Director, Senior Project Manager, FAF Advisors, Inc.

David H. Lui FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1960)*	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FASF since March 2005	Chief Compliance Officer for First American Funds and FAF Advisors, Inc., since March 2005; prior thereto, Chief Compliance Officer, Franklin Advisors, Inc. and Chief Compliance Counsel, Franklin Templeton Investments from March 2004 to March 2005; prior thereto, Vice President, Charles Schwab & Co., Inc.

Mark D. Corns FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1963)*	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FASF since September 2008	Director of Compliance, FAF Advisors, Inc., since June 2006; Compliance Manager, FAF Advisors, Inc. from January 2005 to June 2006; prior thereto, Compliance Manager, OppenheimerFunds, Inc.

Kathleen L. Prudhomme FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1953)*	Secretary	Re-elected by the Board annually; Secretary of FASF since December 2004; prior thereto, Assistant Secretary of FASF since September 1998 through December 2004	Deputy General Counsel, FAF Advisors, Inc., since November 2004; prior thereto, Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

James D. Alt Dorsey & Whitney, LLP 50 South Sixth Street Suite 1500, Minneapolis, MN 55402 (1951)	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since December 2004; prior thereto, Secretary of FASF since June 2002; Assistant Secretary of FASF from September 1998 through June 2002	Partner, Dorsey & Whitney LLP, a Minneapolis-based law firm

James R. Arnold U.S. Bancorp Fund Services, LLC 615 E. Michigan Street Milwaukee, WI 53202 (1957)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since June 2003	Senior Vice President, U.S. Bancorp Fund Services, LLC

Richard J. Ertel FAF Advisors, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967)*	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FASF since June 2006 and from June 2003 through August 2004	Counsel, FAF Advisors, Inc., since May 2006; prior thereto, Counsel, Ameriprise Financial Services, Inc. from September 2004 to May 2006; prior thereto, Counsel, FAF Advisors, Inc.

*	Messrs. Schreier, Wilson, Gariboldi, Lui, Corns, and Ertel, Ms. Stevenson and Ms. Prudhomme are each officers and/or employees of FAF Advisors, Inc., which serves as investment adviser and administrator for FASF. Mr. Arnold is an officer of U.S. Bancorp Fund Services, LLC, which is a subsidiary of U.S. Bancorp and which serves as Transfer Agent for FASF.

Board of Directors  First American Strategy Funds, Inc.

Virginia Stringer

Chairperson of First American Strategy Funds, Inc.
Governance Consultant; former Owner and President of Strategic Management
Resources, Inc.

Benjamin Field III

Director of First American Strategy Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Strategy Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Strategy Funds, Inc.
Investment Consultant; former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Strategy Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Strategy Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Strategy Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Strategy Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Strategy Funds, Inc.
Owner and President of Jim Wade Homes

First American Strategy Funds’ Board of Directors is comprised entirely of independent directors.

Direct fund correspondence to:

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers only through the period ended August 31, 2008. The portfolio managers’ views are subject to change at any time based upon market or other conditions.

This report is for the information of shareholders of the First American Income Builder Fund. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.

The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

ADMINISTRATOR
FAF Advisors, Inc.
800 Nicollet Mall
Minneapolis, Minnesota 55402

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

CUSTODIAN
U.S. Bank National Association
60 Livingston Avenue
St. Paul, Minnesota 55101

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
220 South Sixth Street
Suite 1400
Minneapolis, Minnesota 55402

COUNSEL
Dorsey & Whitney LLP
50 South Sixth Street
Suite 1500
Minneapolis, Minnesota 55402

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0182-08  10/2008  AR-INC BUILDER

Item 2—Code of Ethics
The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer. During the period covered by this report, there were no amendments to the provisions of the registrant’s code of ethics that apply to the registrant’s principal executive officer and principal financial officer and that relate to any element of the code of ethics definition enumerated in this Item. During the period covered by this report, the registrant did not grant any waivers, including implicit waivers, from any provision of its code of ethics. The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by calling 1-800-677-3863.
Item 3—Audit Committee Financial Expert
The registrant’s Board of Directors has determined that Leonard W. Kedrowski, Benjamin R. Field III, John P. Kayser, and Richard K. Riederer, members of the registrant’s Audit Committee, are each an “audit committee financial expert” and are “independent,” as these terms are defined in this Item.
Item 4—Principal Accountant Fees and Services
(a)	Audit Fees — Ernst & Young LLP (“E&Y”) billed the registrant audit fees totaling $107,642 in the fiscal year ended August 31, 2008 and $98,139 in the fiscal year ended August 31, 2007, including fees associated with the annual audit, SEC Rule 17f-2 security count filings and filings of the registrant’s Form N-CSR.

(b)	Audit-Related Fees — E&Y billed the registrant audit-related fees totaling $381 in the fiscal year ended August 31, 2008 and $374 in the fiscal year ended August 31, 2007, including fees associated with the semi-annual review of fund disclosures.

(c)	Tax Fees — E&Y billed the registrant fees of $21,227 in the fiscal year ended August 31, 2008 and $14,914 in the fiscal year ended August 31, 2007, for tax services, including tax compliance, tax advice and tax planning. Tax compliance, tax advice and tax planning services primarily related to preparation of original and amended tax returns, timely RIC qualification reviews, and tax distribution analysis and planning.

(d)	All Other Fees — There were no fees billed by E&Y for other services to the registrant during the fiscal years ended August 31, 2008 and August 31, 2007.

(e)(1)	The audit committee’s pre-approval policies and procedures pursuant to paragraph (c)(7) of Rule 2-01 of Regulation S-X are set forth below:

Audit Committee policy regarding pre-approval of services provided by the Independent Auditor

The Audit Committee of the First American Funds (“Committee”) has responsibility for ensuring that all services performed by the independent audit firm for the funds do not impair the firm’s independence. This review is intended to provide reasonable oversight without removing management from its responsibility for day-to-day operations. In this regard, the Committee should:
•	Understand the nature of the professional services expected to be provided and their impact on auditor independence and audit quality

•	Examine and evaluate the safeguards put into place by the Company and the auditor to safeguard independence

•	Meet quarterly with the partner of the independent audit firm

•	Consider approving categories of service that are not deemed to impair independence for a one-year period
It is important that a qualitative rather than a mere quantitative evaluation be performed by the Committee in discharging its responsibilities.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the Committee will review and consider whether to pre-approve the financial plan for audit fees as well as categories of audit-related and non-audit services that may be performed by the funds’ independent audit firm directly for the funds. At least annually the Committee will receive a report from the independent audit firm of all audit and non-audit services, which were approved during the year.

The engagement of the independent audit firm for any non-audit service requires the written pre-approval of the Treasurer of the funds and all non-audit services performed by the independent audit firm will be disclosed in the required SEC periodic filings.

In connection with the Committee review and pre-approval responsibilities, the review by the Committee will consist of the following:

Audit Services

The categories of audit services and related fees to be reviewed and considered for pre-approval annually by the Committee or its delegate include the following:
•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents
Audit-related Services

In addition, the following categories of audit-related services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Accounting consultations

•	Fund merger support services

•	Other accounting related matters

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Tax Services

The following categories of tax services are deemed to be consistent with the role of the independent audit firm and, as such, will be considered for pre-approval by the Committee or its delegate, on an annual basis.
•	Tax compliance services related to the filing or amendment of the following:
•	Federal, state and local income tax compliance, and

•	Sales and use tax compliance
•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects
Notwithstanding any annual pre-approval of these categories of services, individual projects with an estimated fee in excess of $25,000 are subject to pre-approval by the Committee Chair or its delegate on a case-by-case basis. Individual projects with an estimated fee in excess of $50,000 are subject to pre-approval by the Committee or its delegate on a case-by-case basis.

Other Non-audit Services

The SEC auditor independence rules adopted in response to the Sarbanes-Oxley Act specifically allow certain non-audit services. Because of the nature of these services, none of these services may be commenced by the independent audit firm without the prior approval of the Committee. The Committee may delegate this responsibility to one or more of the Committee members, with the decisions presented to the full Committee at the next scheduled meeting.

Proscribed Services

In accordance with SEC rules on independence, the independent audit firm is prohibited from performing services in the following categories of non-audit services:
•	Management functions

•	Accounting and bookkeeping services

•	Internal audit services

•	Financial information systems design and implementation

•	Valuation services supporting the financial statements

•	Actuarial services supporting the financial statements

•	Executive recruitment

•	Expert services (e.g., litigation support)

•	Investment banking
Policy for Pre-approval of Non-Audit Services Provided to Other Entities within the Investment Company Complex

The Committee is also responsible for pre-approving certain non-audit services provided to FAF Advisors, Inc., U.S. Bank N.A., Quasar Distributors, U.S. Bancorp Fund Services, LLC and any other entity under common control with FAF Advisors, Inc., that provides ongoing services to the funds. The only non-audit services provided to these entities which require pre-approval are those services that relate directly to the operations and financial reporting of the funds.

Although the Committee is not required to pre-approve all services provided to FAF Advisors, Inc. and other affiliated service providers, the Committee will annually receive a report from the independent audit firm on the aggregate fees for all services provided to U.S. Bancorp and affiliates.

(e)(2)	All of the services described in paragraphs (b) through (d) of this Item 4 were pre-approved by the audit committee.

(f)	All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by E&Y to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant, totaled $171,771 in the fiscal year ended August 31, 2008 and $49,600 in the fiscal year ended August 31, 2007.

(h)	The registrant’s audit committee has determined that the provision of non-audit services to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved is compatible with maintaining E&Y’s independence.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this item.
Item 11—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the effectiveness of the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1)	Not applicable. Registrant’s code of ethics is provided to any person upon request without charge.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

(a)(3)	Not applicable.

(b)	Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Strategy Funds, Inc.

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President
Date: November 7, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President
Date: November 7, 2008

By:	/s/ Charles D. Gariboldi, Jr.

Charles D. Gariboldi, Jr.
Treasurer
Date: November 7, 2008